UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Intermediate Bond

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and U.S. Government Agency Obligations 37.7%	U.S. Government and U.S. Government Agency Obligations 42.4%
AAA 12.8%	AAA 10.8%
AA 7.5%	AA 6.8%
A 17.4%	A 17.3%
BBB 18.4%	BBB 14.8%
BB and Below 1.8%	BB and Below 1.4%
Not Rated 2.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	4.8	4.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	3.7	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 37.1%		Corporate Bonds 34.9%
	U.S. Government and U.S. Government Agency Obligations 37.7%		U.S. Government and U.S. Government Agency Obligations 42.4%
	Asset-Backed Securities 13.2%		Asset-Backed Securities 9.2%
	CMOs and Other Mortgage Related Securities 7.4%		CMOs and Other Mortgage Related Securities 4.9%
	Municipal Bonds 0.3%		Municipal Bonds 0.0%
	Other Investments 2.0%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 6.3%
* Foreign investments	8.5%	** Foreign investments	7.7%
* Futures and Swaps	4.5%	** Futures and Swaps	5.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.3%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
6.5% 11/15/13	$ 10,350	$ 10,347
7.2% 9/1/09	9,470	10,286
		20,633
Automobiles - 0.3%
General Motors Corp.:
8.25% 7/15/23	8,585	9,031
8.375% 7/15/33	10,535	11,115
		20,146
Media - 1.7%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,900	3,119
6.75% 4/15/11	8,800	9,724
6.875% 5/1/12	15,495	17,156
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	9,050	10,023
Clear Channel Communications, Inc.:
4.4% 5/15/11	7,580	7,288
5.75% 1/15/13	4,350	4,503
7.65% 9/15/10	7,500	8,735
Continental Cablevision, Inc.:
8.3% 5/15/06	21	24
9% 9/1/08	11,000	13,209
Cox Communications, Inc.:
3.875% 10/1/08	5,000	4,968
4.625% 6/1/13	5,765	5,484
7.125% 10/1/12	7,990	9,069
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	7,080
Liberty Media Corp. 7.875% 7/15/09	6,350	7,176
TCI Communications, Inc. 8% 8/1/05	2,748	3,000
Walt Disney Co. 5.375% 6/1/07	6,850	7,316
		117,874
TOTAL CONSUMER DISCRETIONARY		158,653
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	18,715	18,899
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Kroger Co.:
6.2% 6/15/12	$ 10,000	$ 10,686
6.8% 4/1/11	6,395	7,127
8.05% 2/1/10	2,170	2,562
		20,375
Food Products - 0.3%
Kraft Foods, Inc.:
5.25% 6/1/07	6,010	6,378
6.25% 6/1/12	10,500	11,314
		17,692
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	12,435	12,432
Philip Morris Companies, Inc.:
7.65% 7/1/08	8,700	9,386
7.75% 1/15/27	9,000	9,248
		31,066
TOTAL CONSUMER STAPLES		88,032
ENERGY - 0.9%
Energy Equipment & Services - 0.4%
Kinder Morgan, Inc. 6.5% 9/1/12	24,855	27,374
Oil & Gas - 0.5%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	13,450	13,635
Duke Energy Field Services LLC 7.875% 8/16/10	10,000	11,684
Phillips Petroleum Co.:
8.5% 5/25/05	2,095	2,304
8.75% 5/25/10	1,405	1,746
The Coastal Corp. 9.625% 5/15/12	8,750	8,094
		37,463
TOTAL ENERGY		64,837
FINANCIALS - 21.4%
Capital Markets - 4.1%
Amvescap PLC:
5.9% 1/15/07	5,375	5,791
yankee 6.6% 5/15/05	10,785	11,472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Co., Inc. 3.4% 3/15/13 (c)	$ 9,150	$ 8,951
BankBoston Corp. 6.625% 12/1/05	7,205	7,853
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	15,000	15,588
Goldman Sachs Group LP 7.2% 11/1/06 (a)	7,300	8,231
Goldman Sachs Group, Inc.:
4.125% 1/15/08	10,750	10,975
5.7% 9/1/12	18,260	19,088
6.6% 1/15/12	9,455	10,487
J.P. Morgan Chase & Co.:
4% 2/1/08	15,890	16,118
5.75% 1/2/13	15,000	15,744
Legg Mason, Inc. 6.75% 7/2/08	17,000	18,932
Lehman Brothers Holdings, Inc. 6.25% 5/15/06	12,790	13,933
Merita Bank Ltd. yankee 6.5% 1/15/06	12,000	12,976
Merrill Lynch & Co., Inc.:
3.125% 7/15/08	7,750	7,567
4% 11/15/07	14,825	15,155
6.15% 1/26/06	3,505	3,807
Morgan Stanley:
3.625% 4/1/08	18,750	18,688
5.3% 3/1/13	20,195	20,495
5.8% 4/1/07	15,970	17,428
NationsBank Corp. 6.375% 2/15/08	5,000	5,535
Scotland International Finance #2 BV yankee:
7.7% 8/15/10 (a)	8,000	9,506
8.8% 1/27/04 (a)	5,250	5,339
State Street Corp. 7.65% 6/15/10	3,000	3,568
		283,227
Commercial Banks - 2.8%
Banc One Corp. 7.6% 5/1/07	10,000	11,371
Bank of America Corp. 7.4% 1/15/11	7,580	8,847
Bank One Corp. 6.5% 2/1/06	610	666
Bank One NA, Chicago 3.7% 1/15/08	15,600	15,718
Chase Manhattan Corp. New:
6.375% 4/1/08	3,500	3,850
7.25% 6/1/07	6,303	7,129
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	5,035
Den Danske Bank Group AS yankee 7.25% 6/15/05 (a)	10,670	11,476
First National Boston Corp. 7.375% 9/15/06	4,950	5,566
First Union Corp. 7.7% 2/15/05	11,905	12,820
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Fleet Financial Group, Inc. 7.125% 4/15/06	$ 1,595	$ 1,760
Key Bank NA 5.8% 4/1/04	7,000	7,126
Korea Development Bank:
5.75% 9/10/13	6,535	6,686
7.375% 9/17/04	3,080	3,226
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	7,000	8,040
National Australia Bank Ltd. yankee 6.6% 12/10/07	10,000	10,955
Norwest Corp. 6.5% 6/1/05	5,000	5,358
PNC Bank NA, Pittsburgh 7.875% 4/15/05	5,195	5,627
PNC Funding Corp.:
5.75% 8/1/06	6,925	7,447
7.5% 11/1/09	9,580	11,232
Popular North America, Inc. 6.125% 10/15/06	7,025	7,643
Swiss Bank Corp. 6.75% 7/15/05	4,000	4,322
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	17,083
Union Planters National Bank, Memphis 5.125% 6/15/07	4,345	4,598
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	4,000	4,727
		188,308
Consumer Finance - 5.6%
American General Finance Corp.:
2.75% 6/15/08	325	310
4.5% 11/15/07	29,430	30,502
5.875% 7/14/06	12,030	12,991
Associates Corp. of North America 7.75% 2/15/05	6,910	7,382
Capital One Bank:
4.875% 5/15/08	13,330	13,669
6.5% 6/13/13	11,530	11,884
6.65% 3/15/04	13,900	14,139
Ford Motor Credit Co.:
5.8% 1/12/09	11,640	11,339
7.25% 10/25/11	7,075	7,186
7.375% 10/28/09	30,031	31,063
7.875% 6/15/10	16,500	17,262
General Electric Capital Corp.:
6% 6/15/12	44,700	48,102
6.125% 2/22/11	18,700	20,410
General Motors Acceptance Corp.:
6.875% 9/15/11	14,070	14,515
6.875% 8/28/12	7,500	7,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
7.75% 1/19/10	$ 12,770	$ 13,887
Household Finance Corp.:
5.875% 2/1/09	5,265	5,694
6.375% 10/15/11	40,080	43,802
7% 5/15/12	6,375	7,240
Household International, Inc. 8.875% 2/15/08	12,875	14,566
MBNA America Bank NA 6.625% 6/15/12	7,275	7,970
MBNA Corp.:
6.125% 3/1/13	3,000	3,126
6.25% 1/17/07	6,345	6,877
7.5% 3/15/12	9,710	11,076
SLM Corp. 3.625% 3/17/08	8,350	8,346
Wells Fargo Financial, Inc. 5.875% 8/15/08	12,250	13,539
		384,565
Diversified Financial Services - 4.9%
Alliance Capital Management LP 5.625% 8/15/06	7,995	8,621
Allstate Life Global Funding II 4.25% 9/10/08 (a)	6,525	6,648
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	5,520	5,994
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	145	146
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	8,510	8,444
5.125% 10/1/13 (a)	5,375	5,398
CIT Group, Inc. 7.75% 4/2/12	18,500	21,591
Citigroup, Inc.:
3.5% 2/1/08	13,500	13,490
7.25% 10/1/10	18,500	21,523
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,575	1,621
Deutsche Telekom International Finance BV:
5.25% 7/22/13	8,180	8,130
8.5% 6/15/10	24,885	29,949
Monumental Global Funding II 3.85% 3/3/08 (a)	8,000	8,041
National Rural Utils. Coop. Finance Corp. 5.75% 8/28/09	5,225	5,627
NiSource Finance Corp. 7.875% 11/15/10	27,287	32,287
Pemex Project Funding Master Trust:
6.125% 8/15/08	17,000	17,867
7.375% 12/15/14	13,000	13,650
7.875% 2/1/09 (c)	7,850	8,792
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Petronas Capital Ltd. 7% 5/22/12 (a)	$ 29,400	$ 32,735
Prime Property Funding II 6.25% 5/15/07	12,100	13,060
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	11,680
Sprint Capital Corp.:
6% 1/15/07	7,500	7,948
6.875% 11/15/28	2,645	2,489
Textron Financial Corp. 7.125% 12/9/04	12,675	13,334
TIAA Global Markets, Inc. 5% 3/1/07 (a)	7,310	7,864
Verizon Global Funding Corp.:
6.125% 6/15/07	1,400	1,530
7.25% 12/1/10	24,338	27,796
		336,255
Insurance - 1.2%
Aegon NV 4.75% 6/1/13	13,180	12,733
Hartford Financial Services Group, Inc. 4.625% 7/15/13 (a)	3,655	3,485
MetLife, Inc. 3.911% 5/15/05	14,100	14,561
Principal Life Global Funding I:
2.8% 6/26/08 (a)	15,000	14,427
6.25% 2/15/12 (a)	10,600	11,496
Prudential Financial, Inc. 3.75% 5/1/08	8,210	8,185
St. Paul Companies, Inc. 8.125% 4/15/10	8,475	10,220
Travelers Property Casualty Corp. 5% 3/15/13	4,170	4,135
		79,242
Real Estate - 1.8%
Arden Realty LP 8.875% 3/1/05	12,465	13,513
AvalonBay Communities, Inc. 6.58% 2/15/04	6,635	6,729
Boston Properties, Inc. 6.25% 1/15/13	17,305	18,422
BRE Properties, Inc. 5.75% 9/1/09	5,000	5,313
Camden Property Trust 5.875% 11/30/12	8,440	8,804
CenterPoint Properties Trust:
5.75% 8/15/09	6,540	6,974
7.125% 3/15/04	9,000	9,169
Developers Diversified Realty Corp. 4.625% 8/1/10	11,640	11,622
Duke Realty LP 6.875% 3/15/05	11,700	12,462
EOP Operating LP:
6.763% 6/15/07	4,700	5,193
7% 7/15/11	1,750	1,970
7.375% 11/15/03	4,400	4,407
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
7.75% 11/15/07	$ 5,705	$ 6,535
Merry Land & Investment Co., Inc. 6.875% 11/1/03	5,605	5,605
ProLogis 5.5% 3/1/13	7,075	7,228
		123,946
Thrifts & Mortgage Finance - 1.0%
Abbey National PLC 6.69% 10/17/05	3,280	3,568
Countrywide Home Loans, Inc.:
5.5% 8/1/06	13,000	13,869
5.5% 2/1/07	1,500	1,601
6.935% 7/16/07	15,000	16,637
H.F. Ahmanson & Co. 7.875% 9/1/04	1,250	1,308
Washington Mutual, Inc.:
4.375% 1/15/08	8,070	8,264
5.625% 1/15/07	14,035	15,119
7.5% 8/15/06	9,210	10,328
		70,694
TOTAL FINANCIALS		1,466,237
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Bombardier, Inc. 6.75% 5/1/12 (a)	4,160	4,420
Raytheon Co.:
5.5% 11/15/12	4,475	4,507
8.3% 3/1/10	11,750	13,959
		22,886
Industrial Conglomerates - 0.7%
Textron Financial Corp. 2.75% 6/1/06	6,305	6,264
Tyco International Group SA yankee:
6.125% 1/15/09	2,640	2,775
6.375% 6/15/05	2,140	2,244
6.375% 2/15/06	15,000	15,881
6.375% 10/15/11	13,000	13,520
6.75% 2/15/11	8,200	8,723
		49,407
Road & Rail - 0.2%
Norfolk Southern Corp. 6% 4/30/08	9,250	10,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (a)	$ 6,055	$ 5,798
TOTAL INDUSTRIALS		88,141
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Motorola, Inc. 6.5% 11/15/28	12,920	12,464
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 5.5% 7/1/07	16,160	17,404
IT Services - 0.2%
Electronic Data Systems Corp. 6% 8/1/13 (a)	13,770	13,039
TOTAL INFORMATION TECHNOLOGY		42,907
MATERIALS - 0.8%
Containers & Packaging - 0.3%
Sealed Air Corp.:
5.625% 7/15/13 (a)	2,555	2,575
6.875% 7/15/33 (a)	5,340	5,501
6.95% 5/15/09 (a)	5,315	5,886
8.75% 7/1/08 (a)	4,250	4,962
		18,924
Metals & Mining - 0.3%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	1,370	1,376
6.375% 11/30/12 (a)	7,265	7,783
Falconbridge Ltd. yankee 7.35% 6/5/12	11,645	13,110
		22,269
Paper & Forest Products - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	4,790	5,101
Weyerhaeuser Co. 6.75% 3/15/12	6,000	6,495
		11,596
TOTAL MATERIALS		52,789
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.2%
AT&T Broadband Corp. 8.375% 3/15/13	13,123	15,863
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Corp.:
7.8% 11/15/11	$ 21,670	$ 24,558
8.5% 11/15/31	8,630	9,786
British Telecommunications PLC 8.875% 12/15/30	16,600	21,374
Citizens Communications Co.:
8.5% 5/15/06	5,865	6,625
9.25% 5/15/11	10,000	12,481
France Telecom SA 9% 3/1/11	21,805	26,306
Koninklijke KPN NV yankee 8% 10/1/10	16,667	19,864
Telecom Italia Capital 4% 11/15/08 (a)	20,800	20,774
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	7,135	7,718
Telefonica Europe BV 7.75% 9/15/10	19,150	22,599
TELUS Corp. yankee:
7.5% 6/1/07	7,410	8,229
8% 6/1/11	17,836	20,505
Verizon New York, Inc. 6.875% 4/1/12	3,250	3,565
		220,247
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.5% 5/1/07	5,000	5,608
7.875% 3/1/11	16,450	18,797
		24,405
TOTAL TELECOMMUNICATION SERVICES		244,652
UTILITIES - 4.1%
Electric Utilities - 2.7%
Dominion Resources, Inc. 6.25% 6/30/12	9,365	10,144
DTE Energy Co. 7.05% 6/1/11	21,215	23,955
Duke Capital Corp.:
6.25% 2/15/13	2,545	2,633
6.75% 2/15/32	8,000	7,848
Exelon Corp. 6.75% 5/1/11	10,470	11,602
FirstEnergy Corp.:
5.5% 11/15/06	5,640	5,927
6.45% 11/15/11	9,155	9,725
FPL Group Capital, Inc.:
3.25% 4/11/06	4,425	4,477
7.375% 6/1/09	1,750	2,024
7.625% 9/15/06	5,280	5,959
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	$ 5,200	$ 5,319
5.875% 10/1/12	7,670	7,936
Monongahela Power Co. 5% 10/1/06	6,860	7,034
Niagara Mohawk Power Corp.:
7.75% 5/15/06	4,000	4,500
8.875% 5/15/07	2,485	2,914
PPL Electric Utilities Corp.:
5.875% 8/15/07	7,910	8,594
6.25% 8/15/09	10,265	11,264
Progress Energy, Inc. 7.1% 3/1/11	24,500	27,634
Public Service Co. of Colorado:
4.375% 10/1/08	6,400	6,566
4.875% 3/1/13	3,500	3,470
7.875% 10/1/12	7,345	8,874
Southwestern Public Service Co. 5.125% 11/1/06	3,000	3,187
TECO Energy, Inc. 7% 5/1/12	1,825	1,802
		183,388
Gas Utilities - 0.7%
Consolidated Natural Gas Co.:
6.85% 4/15/11	10,165	11,439
7.375% 4/1/05	7,500	8,053
Kinder Morgan Energy Partners LP 5.35% 8/15/07	7,500	7,996
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	9,700	11,252
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	7,146
		45,886
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc.:
6.35% 4/1/07	8,690	9,472
7% 4/1/12	10,700	12,130
Duke Energy Corp.:
3.75% 3/5/08	6,260	6,257
4.2% 10/1/08	6,745	6,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 10,075	$ 10,327
7.5% 1/15/31	4,915	4,620
		49,543
TOTAL UTILITIES		278,817
TOTAL NONCONVERTIBLE BONDS (Cost $2,369,713)		2,485,065
U.S. Government and Government Agency Obligations - 21.1%

U.S. Government Agency Obligations - 5.4%
Fannie Mae:
6.125% 3/15/12	164,707	182,585
6.25% 2/1/11	7,715	8,438
Federal Home Loan Bank:
2.5% 3/15/06	22,000	22,101
3.625% 11/14/08	28,750	28,735
5.125% 3/6/06	4,420	4,704
6.5% 8/15/07	20,000	22,437
Financing Corp. - coupon STRIPS:
0% 12/6/03	2,168	2,165
0% 10/5/05	1,000	960
Freddie Mac:
2.875% 9/15/05	26,590	26,987
3.625% 9/15/08	32,025	32,128
5.85% 2/21/06	2,425	2,621
5.875% 3/21/11	4,085	4,368
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	743	765
Series 1993-D, 5.23% 5/15/05	868	887
Series 1995-A, 6.28% 6/15/04	4,002	4,079
Series 1996-A, 6.55% 6/15/04	2,053	2,087
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-B, 7.5% 1/26/06	960	1,033
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	$ 10,348	$ 11,390
Series 1998-196A, 5.926% 6/15/05	3,249	3,447
Private Export Funding Corp. secured 5.8% 2/1/04	1,700	1,719
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.89% 8/15/05	2,917	3,089
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,715	4,030
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		370,755
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	80,398	80,171
U.S. Treasury Obligations - 14.5%
U.S. Treasury Bonds 12% 8/15/13	115,350	160,080
U.S. Treasury Notes:
3.25% 8/15/07	469,200	477,283
3.25% 8/15/08	155,500	155,858
4.375% 5/15/07	90,000	95,224
6.5% 2/15/10	92,520	107,327
TOTAL U.S. TREASURY OBLIGATIONS		995,772
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,430,846)		1,446,698
U.S. Government Agency - Mortgage Securities - 13.6%

Fannie Mae - 12.1%
4% 11/1/18 (b)	50,000	48,547
5% 10/1/17 to 8/1/18	222,463	226,123
5.5% 9/1/14 to 4/1/18	30,112	31,125
5.5% 11/1/33 (b)	90,000	90,788
6.5% 8/1/08 to 2/1/33	347,867	363,086
6.5% 11/1/18 to 11/1/33 (b)	59,395	62,169
7% 7/1/25 to 8/1/32	2,392	2,521
7.5% 8/1/13 to 8/1/29	4,194	4,484
12.5% 8/1/14 to 8/1/15	105	121
TOTAL FANNIE MAE		828,964
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 0.1%
7% 9/1/06 to 7/1/13	$ 3,971	$ 4,206
7.5% 4/1/07 to 1/1/33	6,090	6,489
8.5% 6/1/13	8	8
TOTAL FREDDIE MAC		10,703
Government National Mortgage Association - 1.4%
7% 3/15/26 to 11/15/32	78,344	83,029
7.5% 3/15/28	80	86
8% 7/15/17 to 8/15/30	11,310	12,362
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		95,477
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $930,171)		935,144
Asset-Backed Securities - 8.4%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	2,071	2,076
Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	13,378	13,368
ACE Securities Corp. Series 2003-HE1 Class A2, 1.53% 11/25/33 (c)	12,390	12,390
AESOP Funding II LLC Series 2002-1A Class A1, 3.85% 10/20/06 (a)	8,800	9,014
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	10,000	10,318
Series 2001-C Class A4, 5.01% 7/14/08	15,000	15,508
Series 2002-EM Class A4A, 3.67% 6/8/09	6,800	6,907
Series 2003-BX:
Class A4A, 2.72% 1/6/10	6,970	6,888
Class A4B, 1.5% 1/6/10 (c)	5,175	5,175
Series 2003-DM Class A4, 2.84% 8/6/10	9,265	9,149
Ameriquest Mortgage Securities, Inc. Series 2003-3 Class M1, 1.92% 3/25/33 (c)	8,015	8,038
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 1.45% 6/25/32 (c)	5,619	5,615
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(c)	16,000	16,000
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	$ 8,000	$ 8,085
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	20,000	20,534
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (c)	11,195	11,228
Series 2003-2B Class B2, 3.5% 2/17/09	9,305	9,363
Series 2003-B4 Class B4, 1.92% 7/15/11 (c)	8,520	8,520
Chase Credit Card Master Trust Series 2003-6 Class B, 1.47% 2/15/11 (b)(c)	12,685	12,675
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	20,000	20,549
Citibank Credit Card Master Trust I:
Series 1997-6 Class A, 8/15/06 (f)	29,020	28,718
Series 1998-9 Class A, 5.3% 1/9/06	7,610	7,667
DaimlerChrysler Auto Trust Series 2001-A Class A3, 5.16% 1/6/05	2,673	2,677
Discover Card Master Trust I Series 1998-7 Class A, 5.6% 5/16/06	22,695	22,732
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (c)	1,800	1,800
Class M2, 2.87% 11/25/33 (c)	1,000	1,000
GS Mortgage Securities Corp. Series 2002-HE Class M1, 2.37% 11/20/32 (c)	4,445	4,524
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (c)	2,830	2,832
Class M1, 2% 8/25/33 (c)	3,840	3,860
Series 2003-5N Class A, 7.5% 1/27/34 (a)	1,150	1,145
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	2,797	2,741
Series 2003-2N Class A, 8% 9/27/33 (a)	3,826	3,746
Series 2003-3N Class A, 8% 9/27/33 (a)	9,357	9,169
Household Automotive Trust Series 2002-2 Class A3, 2.85% 3/19/07	18,250	18,420
Household Home Equity Loan Trust Series 2003-1 Class M, 1.75% 10/20/32 (c)	4,321	4,322
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	18,000	18,474
Series 2002-3 Class B, 2.37% 9/15/09 (c)	6,865	6,871
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	15,000	15,885
Series 2003-B3 Class B3, 1.495% 1/18/11 (c)	1,430	1,430
Series 2003-B5 Class B5, 1.49% 2/15/11 (c)	9,175	9,180
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Merrill Lynch Mortgage Investments, Inc. Series 2003-HE1:
Class A1, 1.57% 7/25/34 (c)	$ 12,420	$ 12,420
Class M1, 1.82% 7/25/34 (c)	3,105	3,105
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 3.22% 11/25/32 (c)	3,485	3,534
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	1,715	1,715
Series 2003-NC7:
Class M1, 1.82% 6/25/33 (c)	2,655	2,655
Class M2, 2.97% 6/25/33 (c)	1,490	1,493
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (c)	6,765	6,826
Series 2002-NC3 Class A3, 1.46% 8/25/32 (c)	5,891	5,888
Series 2002-NC5 Class M3, 2.92% 10/25/32 (c)	1,355	1,362
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	676	677
Series 2003-NC2 Class M2, 3.12% 2/25/33 (c)	3,625	3,659
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	2,786	2,788
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	10,429	10,425
Navistar Financial Owner Trust Series 2000-A Class A4, 7.34% 1/15/07	3,662	3,688
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (c)	12,877	12,913
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	12,395	12,399
Onyx Acceptance Owner Trust:
Series 2002-A Class A3, 3.75% 4/15/06	4,869	4,920
Series 2003-D Class A3, 2.4% 12/15/07	9,930	9,939
PP&L Transition Bonds LLC Series 1999-1 Class A4, 6.72% 12/26/05	3,125	3,151
Prime Credit Card Master Trust Series 2000-1 Class A, 6.7% 10/15/09	21,250	22,716
Railcar Trust Series 1992-1 Class A, 7.75% 6/1/04	1,675	1,708
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.57% 9/25/33 (a)(c)	13,533	13,533
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	10,255	10,202
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	10,031	10,238
Series 2000-1 Class A, 7.25% 11/15/07	833	835
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(c)	8,835	8,835
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.55% 9/25/34 (c)	$ 12,390	$ 12,390
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	11,375	11,534
Wells Fargo Auto Trust Series 2001-A Class A3, 4.68% 2/15/05	1,377	1,382
West Penn Funding LLC Series 1999-A Class A2, 6.63% 12/26/05	278	280
TOTAL ASSET-BACKED SECURITIES (Cost $569,200)		575,803
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 0.7%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9633% 4/15/13 (a)(c)	5,095	4,984
Merrill Lynch Mortgage Investments, Inc. Series 2003-E Class XA1, 1% 10/25/28 (c)(e)	125,130	1,995
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	20,695	21,340
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(c)	4,191	4,202
Class B4, 2.77% 6/10/35 (a)(c)	3,750	3,760
Class B5, 3.37% 6/10/35 (a)(c)	2,562	2,568
Class B6, 3.87% 6/10/35 (a)(c)	1,518	1,522
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/07 (a)(e)	462,336	5,271
TOTAL PRIVATE SPONSOR		45,642
U.S. Government Agency - 1.4%
Fannie Mae planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	6,999	7,141
Series 1994-63 Class PH, 7% 6/25/23	5,484	5,608
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-64 Class PY, 6% 7/25/26	3,781	3,811
Series 2001-81 Class QD, 6.5% 7/25/27	1,374	1,372
Series 2002-64 Class PC, 5.5% 12/25/26	5,303	5,463
Series 2002-73 Class QC, 5.5% 1/25/26	13,146	13,553
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
sequential pay:
Series 2002-28 Class VB, 6.5% 3/25/20	$ 7,320	$ 7,418
Series 2002-36 Class VG, 6.5% 3/25/13	22,595	23,094
Freddie Mac sequential pay Series 2355 Class AE, 6% 9/15/31	3,927	4,062
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2489 Class PD, 6% 2/15/31	15,815	16,520
sequential pay Series 2122 Class L, 6% 11/15/26	116	116
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (c)	1,895	2,041
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-47 Class VA, 6.5% 4/20/13	7,148	7,587
TOTAL U.S. GOVERNMENT AGENCY		97,786
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,983)		143,428
Commercial Mortgage Securities - 5.6%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	5,060	5,448
Series 1997-D5 Class PS1, 1.7257% 2/14/43 (c)(e)	105,934	6,993
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2003-PWR2 Class X2, 0.721% 5/11/39 (a)(c)(e)	138,030	4,529
Series 2003-T12 Class X2, 0.9251% 8/13/39 (a)(c)(e)	92,965	3,326
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	6,301	6,921
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,566
Class F, 7.734% 1/15/32	2,170	2,409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
COMM:
floater Series 2000-FL3A Class C, 1.88% 11/15/12 (a)(c)	$ 10,000	$ 9,927
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	13,059
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (c)	11,450	13,339
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	6,304	6,659
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	14,495	16,029
Series 2000-C1 Class A1, 7.325% 4/14/62	7,927	8,713
Series 2001-CK3 Class A2, 6.04% 6/15/34	11,900	12,791
Series 1995-WF1 Class E, 8.2432% 12/21/27 (a)(c)	1,647	1,655
Series 2001-CKN5 Class AX, 1.251% 9/15/34 (a)(c)(e)	117,369	8,050
Series 2003-C4 Class ASP, 0.6007% 8/15/36 (a)(c)(e)	112,990	2,835
Series 2003-TF2A:
Class A2, 1.44% 11/15/14 (b)(c)	12,150	12,150
Class C, 1.72% 11/15/14 (b)(c)	1,410	1,410
Class E, 2.17% 11/15/14 (b)(c)	1,130	1,130
Class H, 3.12% 11/15/14 (b)(c)	1,395	1,395
Class K, 4.37% 11/15/14 (a)(b)(c)	2,090	2,090
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1:
Class A2, 6.538% 6/15/31	5,225	5,716
Class D, 7.231% 6/15/31	13,055	13,264
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	8,713	9,602
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	6,000	6,615
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	884	795
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.791% 5/15/33 (a)(c)(e)	95,573	3,920
Ginnie Mae guaranteed Multi-family pass thru securities Series 2003-87 Class C, 5.3144% 8/16/32 (c)	13,150	13,680
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,894	15,760
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GMAC Commercial Mortgage Securities, Inc. Series 2001-WTCA Class A2, 1.49% 9/9/15 (a)(c)	$ 15,345	$ 15,076
Greenwich Capital Commercial Funding Corp. Series 2003-C1 Class XP, 2.4429% 7/5/35 (a)(c)(e)	84,280	8,244
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,675
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	5,703	6,211
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	3,964	4,335
LB-UBS Commercial Mortgage Trust sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	8,938
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	5,000	4,663
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (a)	4,956	4,981
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	12,645	13,725
Series 1998-HF2 Class A2, 6.48% 11/15/30	6,110	6,794
Series 2003-IQ5 Class X2, 1.13% 4/15/38 (a)(c)(e)	59,540	3,218
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 3.27% 8/5/14 (a)(c)	9,401	9,401
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	10,000	11,075
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	12,513
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	5,000	5,503
Series 1 Class C1, 6.762% 11/15/04 (a)	20,000	20,960
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	13,990	14,888
Class E3, 7.253% 3/15/13 (a)	5,845	6,114
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $373,372)		382,090
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois Gen. Oblig.:
3.3% 6/1/10	$ 1,690	$ 1,617
3.55% 6/1/11	1,350	1,288
3.75% 6/1/12	4,390	4,171
5.1% 6/1/33	14,700	13,292
TOTAL MUNICIPAL SECURITIES (Cost $22,117)		20,368
Foreign Government and Government Agency Obligations - 1.8%

Chilean Republic:
5.5% 1/15/13	8,280	8,473
5.625% 7/23/07	5,940	6,341
6.875% 4/28/09	8,705	9,837
7.125% 1/11/12	11,070	12,564
Manitoba Province yankee 5.5% 10/1/08	15,000	16,203
Quebec Province:
7% 1/30/07	9,500	10,679
yankee 6.5% 1/17/06	21,250	23,087
Saskatchewan Province 7.125% 3/15/08	4,800	5,498
State of Israel 4.625% 6/15/13	3,370	3,164
United Mexican States:
4.625% 10/8/08	12,315	12,346
6.375% 1/16/13	7,820	8,047
8% 9/24/22	8,000	8,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $116,869)		124,939
Supranational Obligations - 0.2%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	11,508
Fixed-Income Funds - 12.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $820,000)	8,253,301	820,956
Cash Equivalents - 1.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $112,418)	$ 112,428	$ 112,418
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $6,899,055)		7,058,417
NET OTHER ASSETS - (3.0)%		(205,719)
NET ASSETS - 100%		$ 6,852,698
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	$ 2,450	$ 22
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000	8
Receive quarterly notional amount multiplied by 1.38% and pay Goldman Sachs upon default event of News America, Inc., par value of the notional amount of News America, Inc. 7.25% 5/18/18	April 2010	10,000	366
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	10,000	397
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	$ 5,000	$ 199
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	199
TOTAL CREDIT DEFAULT SWAP		37,450	1,191
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.735% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2006	234,000	(265)
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	49,000	(359)
TOTAL INTEREST RATE SWAP		283,000	(624)
		$ 320,450	$ 567
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $497,259,000 or 7.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,281,378,000 and $4,913,690,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,683,477,000 and $3,977,963,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $112,418) (cost $6,899,055) - See accompanying schedule		$ 7,058,417
Receivable for investments sold		18,515
Receivable for fund shares sold		50,814
Interest receivable		64,269
Unrealized gain on swap agreements		567
Prepaid expenses		37
Other receivables		16
Total assets		7,192,635

Liabilities
Payable to custodian bank	$ 2,070
Payable for investments purchased Regular delivery	54,045
Delayed delivery	269,451
Payable for fund shares redeemed	10,273
Distributions payable	499
Accrued management fee	2,421
Other payables and accrued expenses	1,178
Total liabilities		339,937

Net Assets		$ 6,852,698
Net Assets consist of:
Paid in capital		$ 6,645,845
Undistributed net investment income		11,456
Accumulated undistributed net realized gain (loss) on investments		35,468
Net unrealized appreciation (depreciation) on investments		159,929
Net Assets, for 642,378 shares outstanding		$ 6,852,698
Net Asset Value, offering price and redemption price per share ($6,852,698 ÷ 642,378 shares)		$ 10.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 144,949
Security lending		332
Total income		145,281

Expenses
Management fee	$ 14,904
Transfer agent fees	5,822
Accounting and security lending fees	354
Non-interested trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	120
Registration fees	65
Audit	44
Legal	14
Miscellaneous	10
Total expenses before reductions	21,349
Expense reductions	(50)	21,299
Net investment income (loss)		123,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	35,783
Swap agreements	3,397
Total net realized gain (loss)		39,180
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,652)
Swap agreements	(2,240)
Delayed delivery commitments	8
Total change in net unrealized appreciation (depreciation)		(92,884)
Net gain (loss)		(53,704)
Net increase (decrease) in net assets resulting from operations		$ 70,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 123,982	$ 266,793
Net realized gain (loss)	39,180	142,018
Change in net unrealized appreciation (depreciation)	(92,884)	173,250
Net increase (decrease) in net assets resulting from operations	70,278	582,061
Distributions to shareholders from net investment income	(124,062)	(265,740)
Distributions to shareholders from net realized gain	(84,631)	-
Total distributions	(208,693)	(265,740)
Share transactions Net proceeds from sales of shares	1,259,716	3,192,471
Reinvestment of distributions	203,544	258,267
Cost of shares redeemed	(1,455,400)	(1,848,105)
Net increase (decrease) in net assets resulting from share transactions	7,860	1,602,633
Total increase (decrease) in net assets	(130,555)	1,918,954

Net Assets
Beginning of period	6,983,253	5,064,299
End of period (including undistributed net investment income of $11,456 and undistributed net investment income of $11,536, respectively)	$ 6,852,698	$ 6,983,253
Other Information Shares
Sold	116,996	301,548
Issued in reinvestment of distributions	18,802	24,341
Redeemed	(135,624)	(174,990)
Net increase (decrease)	174	150,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.31	$ 10.13	$ 9.67	$ 10.15	$ 10.16
Income from Investment Operations
Net investment income (loss) D	.192	.473	.560 F	.641	.623	.613
Net realized and unrealized gain (loss)	(.070)	.562	.172 F	.455	(.485)	(.013)
Total from investment operations	.122	1.035	.732	1.096	.138	.600
Distributions from net investment income	(.192)	(.475)	(.552)	(.636)	(.618)	(.610)
Distributions from net realized gain	(.130)	-	-	-	-	-
Total distributions	(.322)	(.475)	(.552)	(.636)	(.618)	(.610)
Net asset value, end of period	$ 10.67	$ 10.87	$ 10.31	$ 10.13	$ 9.67	$ 10.15
Total Return B, C	1.12%	10.25%	7.36%	11.66%	1.44%	6.03%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.64%	.63%	.64%	.67%	.66%
Expenses net of voluntary waivers, if any	.61% A	.64%	.63%	.64%	.67%	.66%
Expenses net of all reductions	.61% A	.64%	.63%	.63%	.66%	.65%
Net investment income (loss)	3.55% A	4.47%	5.44% F	6.46%	6.32%	6.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6,853	$ 6,983	$ 5,064	$ 3,940	$ 3,199	$ 3,515
Portfolio turnover rate	139% A	117%	78%	83%	102%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 193,253	|
Unrealized depreciation	(33,997)
Net unrealized appreciation (depreciation)	$ 159,256
Cost for federal income tax purposes	$ 6,899,161

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,466 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $46, respectively.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Intermediate Bond Fund voted to pay on December 8, 2003, to shareholders of record at the opening of business on December 5, 2003, a distribution of $.07 per share derived from capital gains realized from sales of portfolio securities.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Chandler, AZ

7373 N. Scottsdale Road
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California

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Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

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Maine

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Maryland

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Massachusetts

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300 Granite Street
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44 Mall Road
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405 Cochituate Road
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416 Belmont Street
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
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Missouri

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New Jersey

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New York

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North Carolina

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Texas

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4017 Northwest Parkway
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12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

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Utah

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Salt Lake City, UT

Virginia

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Washington

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Wisconsin

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Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

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Fidelity Management & Research
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Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.4	5.7
Wal-Mart Stores, Inc.	2.9	3.1
Citigroup, Inc.	2.7	2.1
Intel Corp.	2.5	1.6
General Electric Co.	2.4	2.9
Dell, Inc.	2.4	2.0
Cisco Systems, Inc.	2.4	1.6
Walt Disney Co.	2.0	0.8
Pfizer, Inc.	2.0	2.2
Texas Instruments, Inc.	2.0	1.5
	24.7
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	20.6
Consumer Discretionary	16.1	15.9
Health Care	15.1	16.3
Financials	14.2	16.2
Industrials	9.5	10.2
Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Stocks 95.3%		Stocks 96.3%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	6.5%	** Foreign investments	4.4%

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.1%
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	77,700	$ 2,713
Hilton Group PLC	758,000	2,492
		5,205
Household Durables - 0.2%
Pioneer Corp.	66,100	1,647
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	82,100	4,468
eBay, Inc. (a)	42,700	2,389
		6,857
Media - 10.1%
Belo Corp. Series A	151,300	4,124
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	117,624	5,199
Citadel Broadcasting Corp.	19,200	378
Comcast Corp. Class A (special) (a)	239,300	7,806
Dow Jones & Co., Inc.	39,500	2,053
News Corp. Ltd. ADR	57,600	2,053
Pixar (a)	25,200	1,734
Television Francaise 1 SA	87,100	2,603
The New York Times Co. Class A	45,400	2,158
Time Warner, Inc. (a)	749,000	11,452
Tribune Co.	112,500	5,518
Univision Communications, Inc. Class A (a)	80,800	2,743
Viacom, Inc. Class B (non-vtg.)	173,284	6,909
Walt Disney Co.	604,990	13,697
		68,427
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	67,600	1,927
Gap, Inc.	201,400	3,843
Home Depot, Inc.	131,300	4,867
Lowe's Companies, Inc.	99,600	5,869
		16,506
Textiles Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	84,000	2,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
NIKE, Inc. Class B	74,800	$ 4,780
Polo Ralph Lauren Corp. Class A	94,400	2,870
		10,629
TOTAL CONSUMER DISCRETIONARY		109,271
CONSUMER STAPLES - 8.8%
Beverages - 1.7%
PepsiCo, Inc.	79,700	3,811
The Coca-Cola Co.	161,000	7,470
		11,281
Food & Staples Retailing - 3.2%
Safeway, Inc. (a)	107,500	2,268
Wal-Mart Stores, Inc.	334,600	19,725
		21,993
Food Products - 0.3%
Dean Foods Co. (a)	58,950	1,783
Household Products - 1.1%
Procter & Gamble Co.	53,800	5,288
The Dial Corp.	91,700	2,201
		7,489
Personal Products - 1.8%
Alberto-Culver Co. Class B	101,100	6,410
Gillette Co.	181,600	5,793
		12,203
Tobacco - 0.7%
Altria Group, Inc.	102,140	4,750
TOTAL CONSUMER STAPLES		59,499
ENERGY - 4.0%
Energy Equipment & Services - 1.7%
Rowan Companies, Inc. (a)	82,200	1,969
Schlumberger Ltd. (NY Shares)	127,300	5,979
Tidewater, Inc.	132,300	3,626
		11,574
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 2.3%
ChevronTexaco Corp.	76,100	$ 5,654
Exxon Mobil Corp.	267,000	9,767
		15,421
TOTAL ENERGY		26,995
FINANCIALS - 14.2%
Capital Markets - 3.3%
Bank of New York Co., Inc.	186,300	5,811
JAFCO Co. Ltd.	20,500	1,753
Legg Mason, Inc.	46,400	3,863
Morgan Stanley	196,000	10,755
		22,182
Commercial Banks - 3.9%
Bank of America Corp.	137,400	10,405
Bank One Corp.	225,400	9,568
Wachovia Corp.	63,381	2,907
Wells Fargo & Co.	69,300	3,903
		26,783
Consumer Finance - 2.4%
Aeon Credit Service Ltd.	7,300	338
American Express Co.	193,230	9,068
Credit Saison Co. Ltd.	92,100	1,927
MBNA Corp.	187,500	4,641
		15,974
Diversified Financial Services - 3.0%
Citigroup, Inc.	378,300	17,931
Principal Financial Group, Inc.	66,700	2,091
		20,022
Insurance - 1.1%
AFLAC, Inc.	74,100	2,703
American International Group, Inc.	79,212	4,818
		7,521
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	52,700	3,778
TOTAL FINANCIALS		96,260
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 15.1%
Biotechnology - 3.1%
Amgen, Inc. (a)	166,500	$ 10,283
Cephalon, Inc. (a)	75,100	3,527
Genzyme Corp. - General Division (a)	41,400	1,900
Millennium Pharmaceuticals, Inc. (a)	136,800	2,178
Neurocrine Biosciences, Inc. (a)	29,500	1,381
Protein Design Labs, Inc. (a)	129,300	1,743
		21,012
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	42,900	2,905
Medtronic, Inc.	146,500	6,676
St. Jude Medical, Inc. (a)	51,800	3,013
Stryker Corp.	42,200	3,423
		16,017
Pharmaceuticals - 9.6%
Allergan, Inc.	59,500	4,499
AstraZeneca PLC sponsored ADR	72,500	3,457
Bristol-Myers Squibb Co.	143,200	3,633
Eli Lilly & Co.	62,000	4,130
Forest Laboratories, Inc. (a)	76,600	3,831
Johnson & Johnson	125,900	6,337
Medicis Pharmaceutical Corp. Class A	38,800	2,458
Merck & Co., Inc.	274,540	12,148
Mylan Laboratories, Inc.	63,875	1,543
Pfizer, Inc.	430,378	13,600
Roche Holding AG (participation certificate)	24,810	2,045
Schering-Plough Corp.	261,200	3,989
Wyeth	82,800	3,655
		65,325
TOTAL HEALTH CARE		102,354
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.8%
Boeing Co.	64,100	2,467
Precision Castparts Corp.	20,000	823
United Technologies Corp.	24,200	2,049
		5,339
Air Freight & Logistics - 0.6%
FedEx Corp.	57,400	4,349
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.7%
Southwest Airlines Co.	245,800	$ 4,769
Building Products - 0.6%
American Standard Companies, Inc. (a)	43,600	4,173
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	60,800	1,576
Industrial Conglomerates - 4.3%
3M Co.	77,400	6,105
General Electric Co.	569,940	16,534
Tyco International Ltd.	308,100	6,433
		29,072
Machinery - 1.9%
Caterpillar, Inc.	117,200	8,588
Graco, Inc.	105,850	4,033
		12,621
Road & Rail - 0.4%
Union Pacific Corp.	38,100	2,385
TOTAL INDUSTRIALS		64,284
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.9%
CIENA Corp. (a)	357,300	2,290
Cisco Systems, Inc. (a)	764,480	16,039
Juniper Networks, Inc. (a)	195,000	3,508
Motorola, Inc.	357,200	4,833
		26,670
Computers & Peripherals - 5.7%
Dell, Inc. (a)	447,400	16,160
EMC Corp. (a)	387,700	5,366
Hewlett-Packard Co.	211,600	4,721
International Business Machines Corp.	111,400	9,968
Storage Technology Corp. (a)	97,400	2,347
		38,562
Electronic Equipment & Instruments - 0.6%
Kyocera Corp.	16,600	1,000
Solectron Corp. (a)	374,800	2,076
Vishay Intertechnology, Inc. (a)	66,700	1,251
		4,327
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
CNET Networks, Inc. (a)	215,100	$ 1,751
Yahoo!, Inc. (a)	140,900	6,157
		7,908
IT Services - 0.1%
Ceridian Corp. (a)	14,500	305
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	116,000	1,525
Semiconductors & Semiconductor Equipment - 7.3%
Altera Corp. (a)	100,700	2,037
Analog Devices, Inc. (a)	119,100	5,280
Applied Materials, Inc. (a)	108,200	2,529
Intel Corp.	521,200	17,226
KLA-Tencor Corp. (a)	31,500	1,806
Marvell Technology Group Ltd. (a)	65,800	2,887
Micrel, Inc. (a)	112,700	1,860
Texas Instruments, Inc.	463,600	13,407
Tokyo Electron Ltd.	32,000	2,294
		49,326
Software - 4.5%
Adobe Systems, Inc.	55,300	2,424
Microsoft Corp.	890,802	23,291
Oracle Corp. (a)	382,500	4,575
Reynolds & Reynolds Co. Class A	2,400	65
		30,355
TOTAL INFORMATION TECHNOLOGY		158,978
MATERIALS - 1.2%
Chemicals - 1.2%
Dow Chemical Co.	125,300	4,723
Monsanto Co.	142,800	3,577
		8,300
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
SBC Communications, Inc.	117,500	2,818
Verizon Communications, Inc.	225,100	7,563
		10,381
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	152,000	$ 3,678
Vodafone Group PLC sponsored ADR	186,900	3,953
		7,631
TOTAL TELECOMMUNICATION SERVICES		18,012
UTILITIES - 0.2%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	103,000	1,090
TOTAL COMMON STOCKS (Cost $575,446)		645,043
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 1.07% (b)	27,940,742	27,941
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	8,276,225	8,276
TOTAL MONEY MARKET FUNDS (Cost $36,217)		36,217
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $611,663)		681,260
NET OTHER ASSETS - (0.7)%		(4,651)
NET ASSETS - 100%		$ 676,609
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $203,016,000 and $218,013,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,000 for the period.
Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $222,809,000 of which $10,537,000, $113,921,000 and $98,351,000 will expire on April 30, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $29,425,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,199) (cost $611,663) - See accompanying schedule		$ 681,260
Foreign currency held at value (cost $ 50)		50
Receivable for investments sold		11,675
Receivable for fund shares sold		743
Dividends receivable		727
Interest receivable		18
Prepaid expenses		3
Other receivables		2
Total assets		694,478

Liabilities
Payable for investments purchased	$ 7,854
Payable for fund shares redeemed	1,328
Accrued management fee	228
Other payables and accrued expenses	183
Collateral on securities loaned, at value	8,276
Total liabilities		17,869

Net Assets		$ 676,609
Net Assets consist of:
Paid in capital		$ 838,460
Undistributed net investment income		1,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(233,169)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,602
Net Assets, for 51,144 shares outstanding		$ 676,609
Net Asset Value, offering price and redemption price per share ($676,609 ÷ 51,144 shares)		$ 13.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Dividends		$ 4,062
Interest		142
Security lending		4
Total income		4,208

Expenses
Management fee Basic fee	$ 1,889
Performance adjustment	(653)
Transfer agent fees	1,091
Accounting and security lending fees	104
Non-interested trustees' compensation	1
Custodian fees and expenses	16
Registration fees	25
Audit	21
Legal	1
Miscellaneous	2
Total expenses before reductions	2,497
Expense reductions	(64)	2,433
Net investment income (loss)		1,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	28,166
Foreign currency transactions	(8)
Total net realized gain (loss)		28,158
Change in net unrealized appreciation (depreciation) on: Investment securities	54,987
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		54,989
Net gain (loss)		83,147
Net increase (decrease) in net assets resulting from operations		$ 84,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,775	$ 3,249
Net realized gain (loss)	28,158	(91,007)
Change in net unrealized appreciation (depreciation)	54,989	(7,599)
Net increase (decrease) in net assets resulting from operations	84,922	(95,357)
Distributions to shareholders from net investment income	(1,038)	(2,910)
Share transactions Net proceeds from sales of shares	66,113	203,858
Reinvestment of distributions	1,017	2,846
Cost of shares redeemed	(73,806)	(132,217)
Net increase (decrease) in net assets resulting from share transactions	(6,676)	74,487
Total increase (decrease) in net assets	77,208	(23,780)

Net Assets
Beginning of period	599,401	623,181
End of period (including undistributed net investment income of $1,716 and undistributed net investment income of $979, respectively)	$ 676,609	$ 599,401
Other Information Shares
Sold	5,276	17,621
Issued in reinvestment of distributions	82	236
Redeemed	(5,861)	(11,392)
Net increase (decrease)	(503)	6,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 13.79	$ 16.51	$ 21.32	$ 18.39	$ 16.45
Income from Invest- ment Operations
Net investment income (loss)D	.03	.07	.05	- F	.01	.02
Net realized and unrealized gain (loss)	1.61	(2.19)	(2.73)	(4.01)	3.39	4.17
Total from investment operations	1.64	(2.12)	(2.68)	(4.01)	3.40	4.19
Distributions from net investment income	(.02)	(.06)	(.04)	-	(.02)	(.02)
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.63)	(.45)	(2.23)
Distributions in excess of net realized gain	-	-	-	(.16)	-	-
Total distributions	(.02)	(.06)	(.04)	(.80)	(.47)	(2.25)
Net asset value, end of period	$ 13.23	$ 11.61	$ 13.79	$ 16.51	$ 21.32	$ 18.39
Total ReturnB,C	14.14%	(15.39)%	(16.25)%	(19.57)%	18.82%	29.48%
Ratios to Average Net AssetsE
Expenses before expense reductions	.77%A	.83%	.91%	.96%	.91%	.93%
Expenses net of voluntary waivers, if any	.77%A	.83%	.91%	.96%	.91%	.93%
Expenses net of all reductions	.75%A	.78%	.87%	.93%	.89%	.90%
Net investment income (loss)	.55%A	.59%	.37%	(.01)%	.06%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 677	$ 599	$ 623	$ 778	$ 1,115	$ 633
Portfolio turnover rate	66%A	86%	99%	118%	99%	100%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 89,475	|
Unrealized depreciation	(28,250)
Net unrealized appreciation (depreciation)	$ 61,225
Cost for federal income tax purposes	$ 620,035

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .38% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $142 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $61 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $3.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LCS-USAN-1203
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Sovereign Bancorp, Inc.	1.2	0.5
Affiliated Computer Services, Inc. Class A	1.0	1.0
M&T Bank Corp.	0.9	0.8
Amphenol Corp. Class A	0.9	0.9
Internet Security Systems, Inc.	0.8	1.2
Chico's FAS, Inc.	0.8	0.0
Telefonaktiebolaget LM Ericsson ADR	0.8	0.1
Cadence Design Systems, Inc.	0.8	0.7
SanDisk Corp.	0.8	0.3
Coach, Inc.	0.7	0.2
	8.7
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	24.1
Consumer Discretionary	18.9	17.4
Financials	14.8	12.4
Health Care	11.8	14.2
Industrials	9.4	8.7
Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Stocks 92.1%		Stocks 83.5%
	Convertible Securities 5.9%		Convertible Securities 9.2%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	8.1%	** Foreign investments	4.6%

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	230,000	$ 7,958
Gentex Corp.	250,600	9,786
Johnson Controls, Inc.	74,100	7,968
Lear Corp. (a)	873,500	50,742
		76,454
Hotels, Restaurants & Leisure - 2.4%
Applebee's International, Inc.	139,900	5,248
Darden Restaurants, Inc.	1,002,000	20,992
GTECH Holdings Corp.	697,800	31,178
International Game Technology	1,652,800	54,129
International Speedway Corp. Class A	103,300	4,394
Mandalay Resort Group	603,200	23,676
Outback Steakhouse, Inc.	522,400	21,941
Ruby Tuesday, Inc.	297,900	8,148
The Cheesecake Factory, Inc. (a)	209,400	8,363
Yum! Brands, Inc. (a)	50,000	1,707
		179,776
Household Durables - 4.2%
American Greetings Corp. Class A (a)	139,400	2,973
Beazer Homes USA, Inc. (a)	26,800	2,667
D.R. Horton, Inc.	1,345,800	53,563
Fortune Brands, Inc.	115,600	7,531
Garmin Ltd.	276,700	13,843
Harman International Industries, Inc.	139,500	17,884
Hovnanian Enterprises, Inc. Class A (a)	275,600	22,401
KB Home	121,800	8,342
Lennar Corp. Class A	496,300	45,585
Mohawk Industries, Inc. (a)	308,800	22,888
Pulte Homes, Inc.	351,300	30,391
Ryland Group, Inc.	269,400	23,950
Standard Pacific Corp.	445,100	21,298
Toll Brothers, Inc. (a)	1,126,200	41,489
		314,805
Internet & Catalog Retail - 0.5%
InterActiveCorp (a)	718,900	26,391
NetFlix, Inc. (a)	204,000	11,689
		38,080
Media - 5.1%
Belo Corp. Series A	1,503,130	40,975
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)	382,821	$ 7,170
Dow Jones & Co., Inc.	242,500	12,603
E.W. Scripps Co. Class A	139,700	12,980
Emmis Communications Corp. Class A (a)	1,302,542	28,890
Entercom Communications Corp. Class A (a)	689,000	31,563
Fox Entertainment Group, Inc. Class A (a)	246,600	6,831
Gannett Co., Inc.	166,500	14,004
General Motors Corp. Class H (a)	479,100	7,872
Lamar Advertising Co. Class A (a)	946,600	28,682
Liberty Media Corp. Class A (a)	3,421,056	34,518
Media General, Inc. Class A	86,700	5,727
News Corp. Ltd. ADR	404,200	14,410
Pixar (a)	432,700	29,774
Radio One, Inc. Class D (non-vtg.) (a)	1,954,330	31,074
Time Warner, Inc. (a)	431,500	6,598
Univision Communications, Inc. Class A (a)	1,055,565	35,836
Viacom, Inc. Class B (non-vtg.)	180,200	7,185
Washington Post Co. Class B	14,000	10,324
Westwood One, Inc. (a)	541,500	16,207
		383,223
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	482,265	18,413
Fred's, Inc. Class A	381,150	14,362
Saks, Inc. (a)	1,226,900	17,054
		49,829
Specialty Retail - 4.3%
Best Buy Co., Inc.	447,300	26,082
Borders Group, Inc. (a)	1,371,600	31,067
Chico's FAS, Inc. (a)	1,668,200	62,624
Claire's Stores, Inc.	355,900	13,773
Linens 'N Things, Inc. (a)	889,700	26,264
Michaels Stores, Inc.	167,700	7,961
Pacific Sunwear of California, Inc. (a)	384,300	8,873
PETCO Animal Supplies, Inc. (a)	151,500	5,027
PETsMART, Inc.	1,036,500	26,545
Pier 1 Imports, Inc.	317,500	7,334
Rent-A-Center, Inc. (a)	206,000	6,440
Ross Stores, Inc.	904,100	45,214
Select Comfort Corp. (a)	560,500	17,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. (a)	639,100	$ 17,141
Williams-Sonoma, Inc. (a)	627,200	22,159
		324,048
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	1,570,400	55,702
Timberland Co. Class A (a)	122,400	6,359
		62,061
TOTAL CONSUMER DISCRETIONARY		1,428,276
CONSUMER STAPLES - 2.6%
Beverages - 0.0%
Constellation Brands, Inc. Class A (a)	100,000	3,137
Food & Staples Retailing - 0.4%
Sysco Corp.	224,900	7,570
Whole Foods Market, Inc. (a)	387,900	22,979
		30,549
Food Products - 1.6%
Bunge Ltd.	448,500	12,154
Dean Foods Co. (a)	913,290	27,627
Dreyer's Grand Ice Cream Holdings, Inc.	86,700	6,711
Hershey Foods Corp.	74,500	5,744
Hormel Foods Corp.	621,800	15,352
McCormick & Co., Inc. (non-vtg.)	687,000	20,363
Saputo, Inc.	688,470	13,681
Smithfield Foods, Inc. (a)	234,200	4,979
The J.M. Smucker Co.	352,300	15,420
		122,031
Household Products - 0.5%
Church & Dwight Co., Inc.	25,700	958
Energizer Holdings, Inc. (a)	759,200	27,939
The Dial Corp.	337,500	8,100
		36,997
Personal Products - 0.1%
Alberto-Culver Co. Class B	95,000	6,023
TOTAL CONSUMER STAPLES		198,737
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 5.2%
Energy Equipment & Services - 2.1%
ENSCO International, Inc.	766,678	$ 20,202
Nabors Industries Ltd. (a)	307,300	11,616
National-Oilwell, Inc. (a)	428,300	8,168
Noble Corp. (a)	515,200	17,687
Patterson-UTI Energy, Inc. (a)	386,200	11,041
Pride International, Inc. (a)	3,007,600	49,264
Rowan Companies, Inc. (a)	1,432,662	34,312
Varco International, Inc. (a)	556,200	9,784
		162,074
Oil & Gas - 3.1%
Apache Corp.	478,505	33,361
Burlington Resources, Inc.	725,500	35,288
Devon Energy Corp.	26,690	1,294
Murphy Oil Corp.	857,200	50,558
Pioneer Natural Resources Co. (a)	610,000	16,135
Pogo Producing Co.	541,300	22,632
Valero Energy Corp.	533,400	22,776
XTO Energy, Inc.	2,110,866	49,964
		232,008
TOTAL ENERGY		394,082
FINANCIALS - 14.7%
Capital Markets - 3.6%
A.G. Edwards, Inc.	934,500	37,847
Ameritrade Holding Corp. (a)	1,847,900	25,205
Bear Stearns Companies, Inc.	357,100	27,229
E*TRADE Group, Inc. (a)	1,383,900	14,254
Federated Investors, Inc. Class B (non-vtg.)	314,000	8,682
Franklin Resources, Inc.	313,700	14,876
Investment Technology Group, Inc. (a)	524,000	10,407
Investors Financial Services Corp.	13,000	459
Legg Mason, Inc.	418,000	34,799
Lehman Brothers Holdings, Inc.	208,400	15,005
Merrill Lynch & Co., Inc.	524,600	31,056
Morgan Stanley	282,300	15,490
Neuberger Berman, Inc.	216,600	9,390
Raymond James Financial, Inc.	267,200	10,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	142,000	$ 4,135
Waddell & Reed Financial, Inc. Class A	388,800	8,624
		268,357
Commercial Banks - 4.3%
Bank of Hawaii Corp.	208,000	8,195
Banknorth Group, Inc.	1,063,900	33,321
City National Corp.	632,800	38,101
Commerce Bancorp, Inc., New Jersey	670,443	32,409
East West Bancorp, Inc.	481,685	23,646
First Bancorp, Puerto Rico	16,700	556
Greater Bay Bancorp	200,400	5,403
Hibernia Corp. Class A	1,254,100	28,330
M&T Bank Corp.	744,500	69,909
National Commerce Financial Corp.	831,500	22,841
Provident Financial Group, Inc.	152,200	4,482
Silicon Valley Bancshares (a)	249,000	8,740
Sky Financial Group, Inc.	280,700	6,835
Synovus Financial Corp.	724,500	19,996
TCF Financial Corp.	149,200	7,785
UCBH Holdings, Inc.	213,330	7,618
Valley National Bancorp	260,370	7,616
Wintrust Financial Corp.	16,500	715
		326,498
Consumer Finance - 0.5%
MBNA Corp.	1,498,300	37,083
Diversified Financial Services - 0.5%
CIT Group, Inc.	774,600	26,042
GATX Corp.	320,200	7,201
Moody's Corp.	118,600	6,859
		40,102
Insurance - 2.9%
AFLAC, Inc.	236,900	8,642
AMBAC Financial Group, Inc.	262,200	18,548
AmerUs Group Co.	30,000	1,133
Everest Re Group Ltd.	569,500	47,240
Fidelity National Financial, Inc.	490,400	15,163
First American Corp., California	401,700	11,509
Hartford Financial Services Group, Inc.	172,900	9,492
HCC Insurance Holdings, Inc.	759,800	22,141
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Nationwide Financial Services, Inc. Class A	389,400	$ 13,228
Old Republic International Corp.	1,178,300	42,348
PartnerRe Ltd.	328,900	17,849
Reinsurance Group of America, Inc.	143,900	5,749
Scottish Annuity & Life Holdings Ltd.	305,000	6,652
Unitrin, Inc.	50,000	1,850
		221,544
Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp.	442,300	15,321
Countrywide Financial Corp.	119,300	12,541
Golden West Financial Corp., Delaware	74,300	7,462
Greenpoint Financial Corp.	248,900	7,753
New York Community Bancorp, Inc.	1,150,000	41,630
Radian Group, Inc.	844,100	44,653
Roslyn Bancorp, Inc.	94,900	2,557
Sovereign Bancorp, Inc.	4,249,600	88,426
		220,343
TOTAL FINANCIALS		1,113,927
HEALTH CARE - 11.1%
Biotechnology - 2.4%
Alkermes, Inc. (a)	2,247,410	29,149
Celgene Corp. (a)	419,400	17,485
Charles River Laboratories International, Inc. (a)	233,200	7,518
Gen-Probe, Inc. (a)	50,000	1,339
Genentech, Inc. (a)	156,800	12,853
Genzyme Corp. - General Division (a)	148,100	6,798
Gilead Sciences, Inc. (a)	670,400	36,590
ImClone Systems, Inc. (a)	215,600	7,492
Invitrogen Corp. (a)	118,200	7,516
Millennium Pharmaceuticals, Inc. (a)	1,958,800	31,184
Protein Design Labs, Inc. (a)	1,001,300	13,498
QIAGEN NV (a)	999,700	11,726
		183,148
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	307,800	8,181
Beckman Coulter, Inc.	471,500	23,410
Boston Scientific Corp. (a)	106,300	7,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	174,300	$ 13,953
Cooper Companies, Inc.	340,200	14,782
DENTSPLY International, Inc.	346,600	15,316
Edwards Lifesciences Corp. (a)	565,500	16,400
Fisher Scientific International, Inc. (a)	569,900	22,938
Guidant Corp.	154,100	7,861
Hillenbrand Industries, Inc.	293,600	17,478
Mentor Corp.	136,200	2,758
Steris Corp. (a)	413,900	8,617
VISX, Inc. (a)	280,900	6,815
Wilson Greatbatch Technologies, Inc. (a)	192,000	7,238
		172,946
Health Care Providers & Services - 4.0%
AdvancePCS Class A (a)	976,000	50,235
Cerner Corp. (a)	657,100	27,841
Covance, Inc. (a)	568,500	14,798
Coventry Health Care, Inc. (a)	811,800	44,446
Health Net, Inc. (a)	970,400	30,655
Henry Schein, Inc. (a)	266,500	16,536
Humana, Inc. (a)	1,172,100	23,782
IMS Health, Inc.	331,200	7,793
Laboratory Corp. of America Holdings (a)	100,000	3,545
Omnicare, Inc.	262,000	10,045
Oxford Health Plans, Inc. (a)	195,900	7,934
PacifiCare Health Systems, Inc. (a)	355,100	21,128
Patterson Dental Co. (a)	359,159	22,979
Quest Diagnostics, Inc.	107,000	7,239
Renal Care Group, Inc. (a)	123,900	4,647
Select Medical Corp. (a)	206,000	6,915
		300,518
Pharmaceuticals - 2.4%
Angiotech Pharmaceuticals, Inc. (a)	500,200	22,918
Atrix Laboratories, Inc. (a)	154,500	3,104
Barr Laboratories, Inc. (a)	281,600	21,618
Endo Pharmaceuticals Holdings, Inc. (a)	236,700	3,872
Forest Laboratories, Inc. (a)	394,900	19,749
IVAX Corp. (a)	222,200	4,280
Medicis Pharmaceutical Corp. Class A	137,600	8,717
Mylan Laboratories, Inc.	1,513,800	36,558
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmaceutical Resources, Inc. (a)	575,100	$ 41,568
SICOR, Inc. (a)	637,400	17,082
		179,466
TOTAL HEALTH CARE		836,078
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.2%
Bombardier, Inc. Class B (sub. vtg.)	6,840,500	30,714
EADS NV	795,300	16,123
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	520,900	13,517
Precision Castparts Corp.	603,600	24,826
Rockwell Collins, Inc.	18,000	494
United Defense Industries, Inc. (a)	245,600	7,957
		93,631
Air Freight & Logistics - 0.2%
CNF, Inc.	404,500	14,166
Airlines - 0.2%
Alaska Air Group, Inc. (a)	491,000	14,136
Building Products - 0.8%
American Standard Companies, Inc. (a)	477,770	45,723
York International Corp.	264,200	10,499
		56,222
Commercial Services & Supplies - 3.6%
Adecco SA sponsored ADR	523,000	7,714
Career Education Corp. (a)	963,600	51,601
ChoicePoint, Inc. (a)	840,440	29,449
Copart, Inc. (a)	19,800	247
Corinthian Colleges, Inc. (a)	614,130	38,027
DeVry, Inc. (a)	323,000	7,839
Education Management Corp. (a)	441,100	27,869
Herman Miller, Inc.	586,400	13,470
Hewitt Associates, Inc. Class A (a)	380,100	9,769
HON Industries, Inc.	500,100	20,504
Republic Services, Inc.	766,700	17,826
Robert Half International, Inc. (a)	384,800	9,085
Stericycle, Inc. (a)	238,500	11,014
Strayer Education, Inc.	16,096	1,576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sylvan Learning Systems, Inc. (a)	515,600	$ 14,591
The Brink's Co.	391,200	7,844
Waste Management, Inc.	248,800	6,449
		274,874
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)	1,233,500	26,656
Jacobs Engineering Group, Inc. (a)	65,000	3,011
		29,667
Electrical Equipment - 0.1%
Hubbell, Inc. Class B	187,800	8,045
Machinery - 1.1%
Caterpillar, Inc.	10,200	747
Donaldson Co., Inc.	126,700	7,250
Eaton Corp.	76,100	7,628
Harsco Corp.	130,500	4,999
Ingersoll-Rand Co. Ltd. Class A	387,100	23,381
Kennametal, Inc.	637,839	23,524
PACCAR, Inc.	24,900	1,966
Parker Hannifin Corp.	150,500	7,671
Pentair, Inc.	176,800	7,249
		84,415
Road & Rail - 0.2%
Heartland Express, Inc.	371,310	9,223
Overnite Corp.	11,500	255
Union Pacific Corp.	109,700	6,867
		16,345
Trading Companies & Distributors - 0.4%
Fastenal Co.	666,300	29,630
TOTAL INDUSTRIALS		621,131
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 3.3%
Adtran, Inc.	196,700	13,382
Advanced Fibre Communications, Inc. (a)	1,090,100	26,239
Alcatel SA sponsored ADR (a)	660,600	8,707
Avaya, Inc. (a)	1,884,600	24,387
Avocent Corp. (a)	240,600	9,095
Emulex Corp. (a)	298,100	8,442
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)	1,039,800	$ 8,942
Foundry Networks, Inc. (a)	768,700	17,880
Harris Corp.	485,000	18,052
Nortel Networks Corp. (a)	2,956,500	13,156
Polycom, Inc. (a)	1,050,300	21,038
QUALCOMM, Inc.	180,900	8,593
Tekelec (a)	323,300	5,202
Telefonaktiebolaget LM Ericsson ADR (a)	3,615,400	61,751
Westell Technologies, Inc. Class A (a)	636,800	5,305
		250,171
Computers & Peripherals - 1.9%
Applied Films Corp. (a)	224,500	7,038
Avid Technology, Inc. (a)	578,900	29,952
Diebold, Inc.	575,900	32,861
SanDisk Corp. (a)	743,400	59,918
Seagate Technology	473,900	10,890
		140,659
Electronic Equipment & Instruments - 4.0%
Amphenol Corp. Class A (a)	1,100,800	64,672
Arrow Electronics, Inc. (a)	2,268,287	48,428
AU Optronics Corp. sponsored ADR	1,090,300	14,806
Avnet, Inc. (a)	1,360,820	26,400
AVX Corp.	908,200	13,351
CDW Corp.	801,700	48,142
Ingram Micro, Inc. Class A (a)	1,318,700	19,517
Lexar Media, Inc. (a)	783,200	17,943
Mettler-Toledo International, Inc. (a)	155,000	5,943
Solectron Corp. (a)	150,000	831
Tech Data Corp. (a)	174,200	5,735
Thermo Electron Corp. (a)	265,700	5,840
Vishay Intertechnology, Inc. (a)	1,532,900	28,742
		300,350
Internet Software & Services - 2.0%
EarthLink, Inc. (a)	691,595	6,328
Internet Security Systems, Inc. (a)(c)	3,890,606	63,845
Lastminute.com PLC sponsored ADR (a)	1,721,800	42,012
United Online, Inc. (a)	70,843	2,040
Yahoo!, Inc. (a)	895,249	39,122
		153,347
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Affiliated Computer Services, Inc. Class A (a)	1,560,120	$ 76,337
Alliance Data Systems Corp. (a)	23,000	639
Ceridian Corp. (a)	1,298,900	27,277
CheckFree Corp. (a)	592,800	16,320
Cognizant Technology Solutions Corp. Class A (a)	95,600	4,339
Computer Sciences Corp. (a)	183,900	7,286
CSG Systems International, Inc. (a)	314,900	3,618
DST Systems, Inc. (a)	948,200	35,861
Gartner, Inc. Class A (a)	1,543,300	19,677
Infosys Technologies Ltd. sponsored ADR	34,700	2,936
Satyam Computer Services Ltd. ADR	99,500	1,801
SunGard Data Systems, Inc. (a)	271,740	7,622
Titan Corp. (a)	833,800	17,610
		221,323
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	255,450	14,548
Semiconductors & Semiconductor Equipment - 8.1%
Agere Systems, Inc.:
Class A (a)	3,116,384	10,845
Class B (a)	15,552,316	52,722
Amkor Technology, Inc. (a)	456,300	8,601
Analog Devices, Inc. (a)	331,400	14,691
Atmel Corp. (a)	5,054,800	28,509
ATMI, Inc. (a)	436,900	10,044
Axcelis Technologies, Inc. (a)	840,000	8,887
Cabot Microelectronics Corp. (a)	281,900	16,068
Credence Systems Corp. (a)	1,951,200	31,824
Cree, Inc. (a)	160,500	2,850
Cypress Semiconductor Corp. (a)	1,763,300	37,840
Fairchild Semiconductor International, Inc. (a)	1,361,800	30,777
GlobespanVirata, Inc. (a)	964,400	5,941
Infineon Technologies AG sponsored ADR (a)	920,200	13,527
Integrated Circuit Systems, Inc. (a)	138,900	4,663
International Rectifier Corp. (a)	240,800	11,493
Intersil Corp. Class A	1,517,162	39,128
Lam Research Corp. (a)	679,400	19,526
Linear Technology Corp.	180,800	7,704
Marvell Technology Group Ltd. (a)	1,190,100	52,210
Micrel, Inc. (a)	1,244,500	20,534
Microchip Technology, Inc.	1,626,800	53,213
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp. (a)	284,400	$ 11,555
O2Micro International Ltd. (a)	3,500	75
Omnivision Technologies, Inc. (a)	28,800	1,636
Samsung Electronics Co. Ltd.	73,860	29,332
Semtech Corp. (a)	568,800	12,627
Sigmatel, Inc.	35,000	889
Silicon Laboratories, Inc. (a)	537,700	29,025
Siliconix, Inc. (a)	263,013	13,351
Varian Semiconductor Equipment Associates, Inc. (a)	686,200	33,178
		613,265
Software - 4.0%
Adobe Systems, Inc.	383,300	16,804
Amdocs Ltd. (a)	2,118,000	45,452
Autodesk, Inc.	794,500	15,294
BEA Systems, Inc. (a)	1,036,943	14,414
Business Objects SA sponsored ADR (a)	349,900	11,498
Cadence Design Systems, Inc. (a)	3,954,200	60,855
Dassault Systemes SA sponsored ADR	292,500	12,320
Electronic Arts, Inc. (a)	416,700	41,270
Fair, Isaac & Co., Inc.	296,600	18,917
Manhattan Associates, Inc. (a)	37,150	1,034
Mentor Graphics Corp. (a)	1,061,652	17,783
Symantec Corp. (a)	109,200	7,278
Synopsys, Inc. (a)	1,113,635	35,325
		298,244
TOTAL INFORMATION TECHNOLOGY		1,991,907
MATERIALS - 1.6%
Chemicals - 0.5%
Agrium, Inc.	553,000	8,535
Airgas, Inc.	810,300	15,517
Minerals Technologies, Inc.	125,900	6,899
PPG Industries, Inc.	152,600	8,797
		39,748
Construction Materials - 0.1%
Florida Rock Industries, Inc.	140,500	8,044
Containers & Packaging - 0.3%
Packaging Corp. of America	1,011,600	19,929
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Barrick Gold Corp.	304,500	$ 5,924
Companhia Vale do Rio Doce sponsored ADR	307,800	14,082
Newmont Mining Corp. Holding Co.	184,400	8,073
Phelps Dodge Corp. (a)	112,110	6,922
		35,001
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	611,700	11,635
Potlatch Corp.	241,200	7,540
Rayonier, Inc.	37,600	1,581
		20,756
TOTAL MATERIALS		123,478
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
CenturyTel, Inc.	164,400	5,877
Cincinnati Bell, Inc. (a)	2,209,900	11,293
Citizens Communications Co. (a)	1,049,900	13,071
Covad Communications Group, Inc. (a)	894,400	3,917
SBC Communications, Inc.	314,600	7,544
		41,702
Wireless Telecommunication Services - 1.6%
America Movil SA de CV sponsored ADR	301,100	7,166
Crown Castle International Corp. (a)	1,115,800	14,126
Nextel Communications, Inc. Class A (a)	2,166,500	52,429
NII Holdings, Inc. Class B (a)	136,400	10,515
SpectraSite, Inc. (a)	230,000	8,913
Telephone & Data Systems, Inc.	357,780	22,397
Vodafone Group PLC sponsored ADR	359,800	7,610
		123,156
TOTAL TELECOMMUNICATION SERVICES		164,858
UTILITIES - 1.1%
Electric Utilities - 0.2%
Alliant Energy Corp.	12,200	294
Northeast Utilities	216,700	4,083
Wisconsin Energy Corp.	430,300	14,092
		18,469
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.5%
Kinder Morgan, Inc.	550,600	$ 29,485
Southern Union Co.	370,000	6,516
		36,001
Multi-Utilities & Unregulated Power - 0.4%
Equitable Resources, Inc.	481,600	19,842
SCANA Corp.	179,000	6,138
Westar Energy, Inc.	148,800	2,973
		28,953
TOTAL UTILITIES		83,423
TOTAL COMMON STOCKS (Cost $5,945,332)		6,955,897
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.1%
Insurance - 0.1%
PartnerRe Ltd. 8.00%	148,900	8,140
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
Cendant Corp. 7.75%	1,051,000	50,753
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc. 6.875% ACES	599,700	16,998
TOTAL CONVERTIBLE PREFERRED STOCKS		75,891
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc. (depositary shares) Series A, 5.75%	326,100	9,539
TOTAL PREFERRED STOCKS (Cost $71,061)		85,430
Convertible Bonds - 4.9%
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - 0.1%
Oil & Gas - 0.1%
Devon Energy Corp. 4.95% 8/15/08	$ 10,000	$ 10,200
HEALTH CARE - 0.7%
Biotechnology - 0.7%
Alkermes, Inc. 2.5% 9/1/23 (d)	6,500	7,475
Cephalon, Inc. 2.5% 12/15/06 (d)	7,447	6,954
CV Therapeutics, Inc. 4.75% 3/7/07	18,421	16,441
Gilead Sciences, Inc. 5% 12/15/07	9,600	21,372
		52,242
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
L-3 Communications Holdings, Inc. 4% 9/15/11 (d)	30,000	31,838
Construction & Engineering - 0.1%
Shaw Group, Inc. 0% 5/1/21	4,555	3,063
TOTAL INDUSTRIALS		34,901
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.4%
Comverse Technology, Inc. 1.5% 12/1/05	25,355	24,436
McDATA Corp. 2.25% 2/15/10 (d)	1,434	1,800
		26,236
Electronic Equipment & Instruments - 0.6%
Sanmina-SCI Corp. 0% 9/12/20	72,500	36,431
Tech Data Corp. 2% 12/15/21 (d)	10,000	9,501
		45,932
Semiconductors & Semiconductor Equipment - 0.2%
ATMI, Inc. 5.25% 11/15/06 (d)	2,425	3,011
International Rectifier Corp. 4.25% 7/15/07	14,500	14,300
		17,311
Software - 2.4%
BEA Systems, Inc. 4% 12/15/06	67,700	66,697
Mercury Interactive Corp. 4.75% 7/1/07	62,200	61,870
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Network Associates, Inc. 5.25% 8/15/06 (d)	$ 1,075	$ 1,134
Symantec Corp. 3% 11/1/06 (d)	24,700	49,184
		178,885
TOTAL INFORMATION TECHNOLOGY		268,364
TOTAL CONVERTIBLE BONDS (Cost $299,222)		365,707
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.07% (b)	149,272,620	149,273
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	67,418,700	67,419
TOTAL MONEY MARKET FUNDS (Cost $216,692)		216,692
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,532,307)		7,623,726
NET OTHER ASSETS - (0.9)%		(65,617)
NET ASSETS - 100%		$ 7,558,109
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $110,897,000 or 1.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,742,271,000 and $4,826,913,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $298,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $22,215,000. The weighted average interest rate was 1.13%. Interest expense includes $2,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $1,572,895,000 of which $496,233,000 and $1,076,662,000 will expire on April 30, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $171,065,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $65,300) (cost $6,532,307) - See accompanying schedule		$ 7,623,726
Receivable for investments sold		187,333
Receivable for fund shares sold		12,505
Dividends receivable		3,651
Interest receivable		3,599
Prepaid expenses		34
Other receivables		165
Total assets		7,831,013

Liabilities
Payable for investments purchased	$ 196,216
Payable for fund shares redeemed	6,460
Accrued management fee	2,524
Other payables and accrued expenses	285
Collateral on securities loaned, at value	67,419
Total liabilities		272,904

Net Assets		$ 7,558,109
Net Assets consist of:
Paid in capital		$ 7,938,131
Undistributed net investment income		25,491
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,496,941)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,091,428
Net Assets, for 362,964 shares outstanding		$ 7,558,109
Net Asset Value, offering price and redemption price per share ($7,558,109 ÷ 362,964 shares)		$ 20.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Dividends		$ 21,899
Interest		10,343
Security lending		190
Total income		32,432

Expenses
Management fee Basic fee	$ 19,080
Performance adjustment	(6,067)
Transfer agent fees	9,159
Accounting and security lending fees	365
Non-interested trustees' compensation	14
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	79
Registration fees	105
Audit	34
Legal	14
Interest	2
Miscellaneous	24
Total expenses before reductions	22,812
Expense reductions	(2,051)	20,761
Net investment income (loss)		11,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $2,723 on sales of investments in affiliated issuers)	308,775
Foreign currency transactions	92
Total net realized gain (loss)		308,867
Change in net unrealized appreciation (depreciation) on: Investment securities	1,075,135
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		1,075,142
Net gain (loss)		1,384,009
Net increase (decrease) in net assets resulting from operations		$ 1,395,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,671	$ 40,108
Net realized gain (loss)	308,867	(1,144,361)
Change in net unrealized appreciation (depreciation)	1,075,142	(321,532)
Net increase (decrease) in net assets resulting from operations	1,395,680	(1,425,785)
Distributions to shareholders from net investment income	(13,306)	(28,295)
Share transactions Net proceeds from sales of shares	1,131,979	1,701,519
Reinvestment of distributions	12,960	27,498
Cost of shares redeemed	(476,767)	(1,495,416)
Net increase (decrease) in net assets resulting from share transactions	668,172	233,601
Redemption fees	112	287
Total increase (decrease) in net assets	2,050,658	(1,220,192)

Net Assets
Beginning of period	5,507,451	6,727,643
End of period (including undistributed net investment income of $25,491 and undistributed net investment income of $27,126, respectively)	$ 7,558,109	$ 5,507,451
Other Information Shares
Sold	59,540	100,814
Issued in reinvestment of distributions	699	1,550
Redeemed	(25,074)	(88,651)
Net increase (decrease)	35,165	13,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 21.42	$ 24.14	$ 25.13	$ 19.22	$ 18.80
Income from Investment Operations
Net investment income (loss) D	.03	.13	.18 F	.20	(.04)	.01
Net realized and unrealized gain (loss)	4.03	(4.66)	(2.74) F	1.41	8.55	1.69
Total from investment operations	4.06	(4.53)	(2.56)	1.61	8.51	1.70
Distributions from net investment income	(.04)	(.09)	(.16)	(.10)	(.01)	-
Distributions from net realized gain	-	-	-	(1.99)	(2.59)	(1.28)
Distributions in excess of net realized gain	-	-	-	(.51)	-	-
Total distributions	(.04)	(.09)	(.16)	(2.60)	(2.60)	(1.28)
Redemption fees added to paid in capital D	- G	- G	- G	- G	-	-
Net asset value, end of period	$ 20.82	$ 16.80	$ 21.42	$ 24.14	$ 25.13	$ 19.22
Total Return B, C	24.20%	(21.17)%	(10.67)%	6.47%	49.47%	9.92%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	.74%	.94%	.90%	.89%	.77%
Expenses net of voluntary waivers, if any	.69% A	.74%	.94%	.90%	.89%	.77%
Expenses net of all reductions	.63% A	.66%	.87%	.84%	.86%	.74%
Net investment income (loss)	.35% A	.75%	.79% F	.81%	(.20)%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 7,558	$ 5,507	$ 6,728	$ 6,958	$ 4,071	$ 1,709
Portfolio turnover rate	152% A	120%	200%	218%	205%	121%

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change. G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,194,350	|
Unrealized depreciation	(127,821)
Net unrealized appreciation (depreciation)	$ 1,066,529
Cost for federal income tax purposes	$ 6,557,197

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $966 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,026 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $24, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Internet Security Systems, Inc.	$ 2,201	$ 13,284	$ -	$ 63,845

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®) (automated graphic)    1-800-544-5555

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

Fidelity®

Small Cap Retirement

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Corrections Corp. of America	4.0	4.7
Philadelphia Consolidated Holding Corp.	2.5	2.5
Affiliated Computer Services, Inc. Class A	2.3	0.0
Fisher Scientific International, Inc.	2.1	2.3
Compania de Minas Buenaventura SA sponsored ADR	2.0	0.7
Omnicare, Inc.	2.0	1.6
ExpressJet Holdings, Inc. Class A	1.9	0.0
United Auto Group, Inc.	1.9	0.0
Pulte Homes, Inc.	1.8	0.0
BJ's Wholesale Club, Inc.	1.8	0.0
	22.3
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	8.2
Information Technology	20.1	3.8
Financials	20.0	17.3
Health Care	14.7	41.5
Industrials	7.9	10.4
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Stocks 98.9%		Stocks 92.8%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	6.0%	** Foreign investments	8.8%

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 3.0%
Keystone Automotive Industries, Inc. (a)	41,641	$ 1,029,782
LKQ Corp. (a)	26,400	456,720
Midas, Inc. (a)	33,400	448,228
Superior Industries International, Inc.	3,600	153,000
		2,087,730
Distributors - 0.1%
Advanced Marketing Services, Inc.	8,500	97,325
Hotels, Restaurants & Leisure - 4.0%
AFC Enterprises, Inc. (a)	26,300	440,525
Ambassadors Group, Inc. (a)	11,162	212,748
Buca, Inc. (a)	46,866	261,981
Choice Hotels International, Inc. (a)	3,700	122,174
Outback Steakhouse, Inc.	17,300	726,600
Penn National Gaming, Inc. (a)	31,300	741,497
Ruby Tuesday, Inc.	10,500	287,175
		2,792,700
Household Durables - 6.5%
American Greetings Corp. Class A (a)	10,100	215,433
Blyth, Inc.	4,300	120,314
Hovnanian Enterprises, Inc. Class A (a)	5,000	406,400
Jarden Corp. (a)	18,300	755,607
KB Home	3,800	260,262
M.D.C. Holdings, Inc.	2,500	168,300
Pulte Homes, Inc.	14,300	1,237,093
Ryland Group, Inc.	2,500	222,250
Standard Pacific Corp.	24,500	1,172,325
		4,557,984
Leisure Equipment & Products - 0.2%
Concord Camera Corp. (a)	8,500	109,140
Media - 1.4%
Journal Communications, Inc. Class A	19,700	350,463
R.H. Donnelley Corp. (a)	6,600	283,074
Reader's Digest Association, Inc. (non-vtg.)	22,870	336,875
		970,412
Specialty Retail - 7.7%
Asbury Automotive Group, Inc. (a)	18,900	321,300
Big 5 Sporting Goods Corp. (a)	11,100	207,237
Group 1 Automotive, Inc. (a)	7,800	276,354
Kirkland's, Inc. (a)	27,705	610,895
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A	5,700	$ 134,634
Pomeroy IT Solutions, Inc.	10,285	147,898
Regis Corp.	14,150	537,983
Sonic Automotive, Inc. Class A	30,200	685,540
The Pep Boys - Manny, Moe & Jack	37,800	726,894
Ultimate Electronics, Inc. (a)	16,400	147,436
United Auto Group, Inc.	50,700	1,316,679
Whitehall Jewellers, Inc. (a)	22,100	270,283
		5,383,133
Textiles Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co. (a)	3,300	192,192
Maxwell Shoe Co., Inc. Class A (a)	10,700	171,200
Skechers U.S.A., Inc. Class A (a)	25,900	195,027
Vans, Inc. (a)	15,100	169,573
Warnaco Group, Inc. (a)	12,300	214,635
		942,627
TOTAL CONSUMER DISCRETIONARY		16,941,051
CONSUMER STAPLES - 5.3%
Beverages - 1.2%
Constellation Brands, Inc. Class A (a)	21,100	661,907
Robert Mondavi Corp. Class A (a)	4,200	147,210
		809,117
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	48,076	1,235,072
Rite Aid Corp. (a)	93,691	536,849
		1,771,921
Food Products - 1.1%
Fresh Del Monte Produce, Inc.	6,100	152,500
Interstate Bakeries Corp.	39,500	579,860
		732,360
Personal Products - 0.5%
NBTY, Inc. (a)	12,700	346,075
TOTAL CONSUMER STAPLES		3,659,473
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 3.0%
Energy Equipment & Services - 1.3%
Hydril Co. (a)	6,000	$ 140,700
National-Oilwell, Inc. (a)	8,431	160,779
Oil States International, Inc. (a)	25,700	314,825
Varco International, Inc. (a)	9,700	170,623
W-H Energy Services, Inc. (a)	8,388	131,524
		918,451
Oil & Gas - 1.7%
Evergreen Resources, Inc. (a)	6,400	175,488
Penn Virginia Corp.	3,300	149,655
Prima Energy Corp. (a)	8,067	224,424
Quicksilver Resources, Inc. (a)	14,700	377,790
World Fuel Services Corp.	7,700	220,682
		1,148,039
TOTAL ENERGY		2,066,490
FINANCIALS - 20.0%
Commercial Banks - 2.7%
Center Financial Corp., California	8,500	187,595
East West Bancorp, Inc.	6,100	299,449
First Colonial Group, Inc.	1,800	114,120
Firstbank Corp., Michigan	233	7,421
Hanmi Financial Corp.	2,705	57,346
Nara Bancorp, Inc.	25,400	574,040
Pacific Union Bank	6,978	137,816
Provident Financial Services, Inc.	20,425	400,330
Wilshire State Bank, California (a)	2,900	82,650
		1,860,767
Consumer Finance - 1.0%
Student Loan Corp.	5,400	699,408
Diversified Financial Services - 0.0%
Instinet Group, Inc.	4,600	28,428
Insurance - 8.3%
Berkshire Hathaway, Inc. Class A (a)	11	855,910
Conseco, Inc. (a)	11,400	232,560
HCC Insurance Holdings, Inc.	10,600	308,884
IPC Holdings Ltd.	9,704	363,415
Montpelier Re Holdings Ltd.	20,030	663,394
Philadelphia Consolidated Holding Corp. (a)	37,553	1,770,624
Reinsurance Group of America, Inc.	4,100	163,795
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	15,451	$ 694,986
StanCorp Financial Group, Inc.	5,600	353,080
USI Holdings Corp.	33,582	426,156
		5,832,804
Real Estate - 4.0%
Corrections Corp. of America (a)	112,851	2,771,622
Thrifts & Mortgage Finance - 4.0%
Bank Mutual Corp.	53,479	632,657
Farmer Mac Class C (non-vtg.) (a)	29,300	916,211
Harbor Florida Bancshares, Inc.	12,500	336,500
NetBank, Inc.	10,200	139,842
Rainier Pacific Financial Group, Inc. (a)	34,597	582,959
W Holding Co., Inc.	5,700	132,753
Westfield Financial, Inc.	1,700	41,990
		2,782,912
TOTAL FINANCIALS		13,975,941
HEALTH CARE - 14.7%
Biotechnology - 0.2%
Embrex, Inc. (a)	17,237	176,507
Health Care Equipment & Supplies - 3.4%
DJ Orthopedics, Inc. (a)	5,300	95,135
Fisher Scientific International, Inc. (a)	35,664	1,435,476
ICU Medical, Inc. (a)	9,937	335,771
Respironics, Inc. (a)	11,984	499,613
		2,365,995
Health Care Providers & Services - 11.1%
Corvel Corp. (a)	19,153	691,232
Coventry Health Care, Inc. (a)	17,163	939,674
Hanger Orthopedic Group, Inc. (a)	62,004	1,057,168
IMPAC Medical Systems, Inc. (a)	2,500	58,850
Mid Atlantic Medical Services, Inc. (a)	16,695	974,988
Omnicare, Inc.	35,704	1,368,891
Renal Care Group, Inc. (a)	27,226	1,021,247
Universal Health Services, Inc. Class B (a)	22,963	1,080,409
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	11,500	$ 324,760
WellChoice, Inc.	6,000	195,000
		7,712,219
TOTAL HEALTH CARE		10,254,721
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	9,870	510,871
United Defense Industries, Inc. (a)	23,457	760,007
		1,270,878
Airlines - 3.0%
ExpressJet Holdings, Inc. Class A (a)	88,600	1,355,580
MAIR Holdings, Inc. (a)	5,100	35,700
SkyWest, Inc.	36,735	679,230
		2,070,510
Building Products - 0.5%
Quixote Corp.	13,482	326,534
Commercial Services & Supplies - 1.4%
Wackenhut Corrections Corp. (a)	45,900	955,638
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV	22,900	624,025
URS Corp. (a)	10,700	234,223
		858,248
TOTAL INDUSTRIALS		5,481,808
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.8%
Applied Innovation, Inc. (a)	14,300	90,805
Emulex Corp. (a)	7,800	220,896
Optical Communication Products, Inc. (a)	14,700	34,545
QLogic Corp. (a)	3,100	173,755
		520,001
Computers & Peripherals - 1.9%
Komag, Inc. (a)	20,600	388,516
Maxtor Corp. (a)	33,600	459,312
Western Digital Corp. (a)	35,100	472,095
		1,319,923
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.8%
Agilysys, Inc.	5,400	$ 55,512
Arrow Electronics, Inc. (a)	53,200	1,135,820
Avnet, Inc. (a)	58,300	1,131,020
Bell Microproducts, Inc. (a)	16,800	141,792
CellStar Corp. (a)	3,200	39,328
Electro Scientific Industries, Inc. (a)	12,600	309,456
Manufacturers Services Ltd. (a)	8,700	53,505
NU Horizons Electronics Corp. (a)	13,200	105,864
Pemstar, Inc. (a)	15,300	53,703
Technitrol, Inc. (a)	12,624	275,203
Zomax, Inc. (a)	11,600	71,804
		3,373,007
Internet Software & Services - 2.0%
Bankrate, Inc. (a)	6,400	97,728
Homestore, Inc. (a)	51,700	180,950
Websense, Inc. (a)	46,600	1,090,440
		1,369,118
IT Services - 7.8%
Affiliated Computer Services, Inc. Class A (a)	32,182	1,574,665
Certegy, Inc.	12,100	407,286
Ciber, Inc. (a)	17,400	160,428
Computer Sciences Corp. (a)	19,900	788,438
CSG Systems International, Inc. (a)	71,300	819,237
DST Systems, Inc. (a)	14,800	559,736
The BISYS Group, Inc. (a)	53,300	762,190
Tier Technologies, Inc. Class B (a)	37,856	388,024
		5,460,004
Semiconductors & Semiconductor Equipment - 0.6%
Intersil Corp. Class A	16,600	428,114
Software - 2.2%
Aspen Technology, Inc. (a)	39,093	312,744
Dynamics Research Corp. (a)	14,800	252,488
Pervasive Software, Inc. (a)	41,250	330,000
QRS Corp. (a)	18,261	185,714
Reynolds & Reynolds Co. Class A	15,100	410,116
TALX Corp.	3,430	74,294
		1,565,356
TOTAL INFORMATION TECHNOLOGY		14,035,523
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.2%
Chemicals - 0.3%
Solutia, Inc.	79,400	$ 211,998
Metals & Mining - 2.6%
Compania de Minas Buenaventura SA sponsored ADR	29,170	1,389,075
Meridian Gold, Inc. (a)	30,400	385,505
		1,774,580
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	23,300	209,933
TOTAL MATERIALS		2,196,511
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SpectraSite, Inc. (a)	5,600	217,000
UTILITIES - 0.1%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	8,500	89,930
TOTAL COMMON STOCKS (Cost $59,342,217)		68,918,448
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.07% (b) (Cost $1,075,651)	1,075,651	1,075,651
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1%, dated 10/31/03 due 11/3/03) (Cost $25,000)	$ 25,002	$ 25,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $60,442,868)		70,019,099
NET OTHER ASSETS - (0.4)%		(311,453)
NET ASSETS - 100%		$ 69,707,646
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $73,287,394 and $65,888,383, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,725 for the period.
Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $8,948,000 all of which will expire on April 30, 2011.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $4,473,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $280,540 and repurchase agreements of $25,000) (cost $60,442,868) - See accompanying schedule		$ 70,019,099
Cash		554
Receivable for investments sold		979,225
Receivable for fund shares sold		149,157
Dividends receivable		7,777
Interest receivable		914
Redemption fees receivable		151
Prepaid expenses		319
Receivable from investment adviser for expense reductions		28,671
Other receivables		1,239
Total assets		71,187,106

Liabilities
Payable for investments purchased	$ 1,099,994
Payable for fund shares redeemed	18,766
Accrued management fee	46,786
Other payables and accrued expenses	31,714
Collateral on securities loaned, at value	282,200
Total liabilities		1,479,460

Net Assets		$ 69,707,646
Net Assets consist of:
Paid in capital		$ 67,111,448
Accumulated net investment loss		(225,834)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,754,199)
Net unrealized appreciation (depreciation) on investments		9,576,231
Net Assets, for 5,362,517 shares outstanding		$ 69,707,646
Net Asset Value, offering price and redemption price per share ($69,707,646 ÷ 5,362,517 shares)		$ 13.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2003 (Unaudited)

Investment Income
Dividends		$ 91,653
Interest		10,247
Security lending		6,992
Total income		108,892

Expenses
Management fee Basic fee	$ 222,813
Performance adjustment	31,665
Transfer agent fees	129,244
Accounting and security lending fees	31,438
Non-interested trustees' compensation	122
Custodian fees and expenses	18,499
Registration fees	17,434
Audit	23,658
Legal	58
Miscellaneous	192
Total expenses before reductions	475,123
Expense reductions	(179,931)	295,192
Net investment income (loss)		(186,300)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,131,405
Foreign currency transactions	(8)
Total net realized gain (loss)		7,131,397
Change in net unrealized appreciation (depreciation) on: Investment securities	6,633,736
Assets and liabilities in foreign currencies	(174)
Total change in net unrealized appreciation (depreciation)		6,633,562
Net gain (loss)		13,764,959
Net increase (decrease) in net assets resulting from operations		$ 13,578,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (186,300)	$ (246,047)
Net realized gain (loss)	7,131,397	(13,480,743)
Change in net unrealized appreciation (depreciation)	6,633,562	(1,475,973)
Net increase (decrease) in net assets resulting from operations	13,578,659	(15,202,763)
Distributions to shareholders from net realized gain	-	(1,308,391)
Share transactions Net proceeds from sales of shares	12,114,001	37,879,278
Reinvestment of distributions	-	1,307,115
Cost of shares redeemed	(7,460,045)	(28,844,363)
Net increase (decrease) in net assets resulting from share transactions	4,653,956	10,342,030
Redemption fees	5,621	59,472
Total increase (decrease) in net assets	18,238,236	(6,109,652)

Net Assets
Beginning of period	51,469,410	57,579,062
End of period (including accumulated net investment loss of $225,834 and accumulated net investment loss of $39,534, respectively)	$ 69,707,646	$ 51,469,410
Other Information Shares
Sold	1,027,390	3,363,950
Issued in reinvestment of distributions	-	101,405
Redeemed	(632,886)	(2,624,589)
Net increase (decrease)	394,504	840,766

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 13.95	$ 11.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.05)	(.06)	(.01)
Net realized and unrealized gain (loss)	2.68	(3.26)	2.63	1.40
Total from investment operations	2.64	(3.31)	2.57	1.39
Distributions from net realized gain	-	(.29)	(.06)	-
Redemption fees added to paid in capital D	- G	.01	.03	.02
Net asset value, end of period	$ 13.00	$ 10.36	$ 13.95	$ 11.41
Total Return B, C	25.48%	(24.06)%	22.87%	14.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.55% A	1.71%	1.91%	7.54% A
Expenses net of voluntary waivers, if any	1.05% A	1.05%	1.05%	1.05% A
Expenses net of all reductions	.97% A	.86%	.92%	.93% A
Net investment income (loss)	(.61)% A	(.49)%	(.48)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,708	$ 51,469	$ 57,579	$ 5,708
Portfolio turnover rate	223% A	242%	338%	820% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 26, 2000 (commencement of operations) to April 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Retirement Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,237,887
Unrealized depreciation	(958,907)
Net unrealized appreciation (depreciation)	$ 9,278,980
Cost for federal income tax purposes	$ 60,740,119

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .42% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,096 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $154,502.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $25,429 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-USAN-1203
1.784865.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

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Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Ingram Micro, Inc. Class A	3.9	2.8
Priority Healthcare Corp. Class B	3.7	3.7
American Healthways, Inc.	3.0	2.7
Accredo Health, Inc.	2.0	0.3
AMERIGROUP Corp.	1.5	0.4
Labor Ready, Inc.	1.5	1.3
Tech Data Corp.	1.4	1.2
American Tower Corp. Class A	1.4	1.4
ICON PLC sponsored ADR	1.2	1.0
Owens-Illinois, Inc.	1.2	2.5
	20.8
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	22.1	23.1
Industrials	20.8	17.0
Information Technology	19.4	14.2
Consumer Discretionary	15.8	15.9
Materials	6.6	5.6
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 * *
	Stocks 94.7%		Stocks 87.4%
	Convertible Securities 0.7%		Convertible Securities 3.3%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 9.3%
* Foreign investments	22.0%	* * Foreign investments	16.6%

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.1%
Keystone Automotive Industries, Inc. (a)	216,700	$ 5,359
LKQ Corp. (a)	1,800	31
Midas, Inc. (a)(c)	909,600	12,207
Superior Industries International, Inc.	150,000	6,375
		23,972
Distributors - 0.2%
Advanced Marketing Services, Inc.	260,500	2,983
Hotels, Restaurants & Leisure - 1.5%
Checkers Drive-In Restaurants, Inc. (a)	90,996	874
Domino's Pizza UK & IRL PLC	758,616	2,204
Friendly Ice Cream Corp. (a)	15,500	155
Isle of Capri Casinos, Inc. (a)	270,132	5,632
Paddy Power PLC	1,000,000	7,333
Ruby Tuesday, Inc.	200,000	5,470
Six Flags, Inc. (a)	949,800	5,623
Worldwide Restaurant Concepts, Inc. (a)(c)	1,462,000	4,444
		31,735
Household Durables - 0.8%
American Greetings Corp. Class A (a)	500,900	10,684
Techtronic Industries Co.	2,300,000	6,338
		17,022
Internet & Catalog Retail - 0.7%
Alloy, Inc. (a)	601,100	2,693
Nissen Co. Ltd.	456,300	8,529
Summit America Television, Inc. (a)	1,488,700	4,466
		15,688
Leisure Equipment & Products - 0.2%
Mega Bloks, Inc. (a)	225,000	4,283
Mega Bloks, Inc. (a)(d)	22,400	426
		4,709
Media - 4.6%
Cumulus Media, Inc. Class A (a)	499,186	9,350
Emmis Communications Corp. Class A (a)	1,018,200	22,584
Independent News & Media PLC (Ireland)	7,346,665	16,000
Maiden Group PLC	1,000,000	4,321
Modern Times Group AB (MTG) (B Shares) (a)	400,000	7,481
NRJ Group	250,000	4,880
Roularta Media Group NV	108,844	4,224
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A (a)	337,529	$ 7,848
Sanctuary Group PLC	6,000,000	5,134
Trader Classified Media NV (A Shares) (a)	975,000	9,601
TV Azteca SA de CV sponsored ADR	802,400	6,491
		97,914
Multiline Retail - 1.2%
Big Lots, Inc. (a)	267,300	4,012
Gifi	70,000	4,087
Saks, Inc. (a)	649,600	9,029
ShopKo Stores, Inc. (a)	498,300	7,714
		24,842
Specialty Retail - 3.5%
Aaron Rents, Inc.	193,350	4,234
Christopher & Banks Corp.	285,501	8,337
Foot Locker, Inc.	623,300	11,157
Forzani Group Ltd. Class A (a)	340,010	5,248
Kesa Electricals PLC	1,500,000	6,202
La Senza Corp. (sub. vtg.) (c)	824,900	7,820
PC Connection, Inc. (a)	363,509	3,722
Peacock Group PLC	295,100	1,193
PETsMART, Inc.	162,398	4,159
Regis Corp.	160,200	6,091
Shoe Carnival, Inc. (a)	144,900	2,485
The Children's Place Retail Stores, Inc. (a)	143,800	4,328
West Marine, Inc. (a)	382,400	8,474
		73,450
Textiles Apparel & Luxury Goods - 2.0%
Hugo Boss AG	325,000	6,581
Kellwood Co.	174,600	6,525
Kenneth Cole Productions, Inc. Class A	199,500	5,905
Perry Ellis International, Inc. (a)	292,600	7,988
Puma AG	40,622	5,905
Unifirst Corp.	391,130	10,306
		43,210
TOTAL CONSUMER DISCRETIONARY		335,525
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	200,000	$ 7,450
Food Products - 1.6%
AgriBioTech, Inc. warrants (a)	60,000	0
Central Garden & Pet Co. Class A (a)	453,603	12,547
Dean Foods Co. (a)	293,555	8,880
Glanbia PLC	3,000,000	6,777
Hines Horticulture, Inc. (a)	205,645	853
Stake Technology Ltd. (a)	515,600	4,771
		33,828
Personal Products - 0.2%
NBTY, Inc. (a)	173,400	4,725
TOTAL CONSUMER STAPLES		46,003
ENERGY - 2.1%
Energy Equipment & Services - 1.4%
Carbo Ceramics, Inc.	102,400	4,301
CHC Helicopter Corp. Class A (sub. vtg.)	563,030	11,743
Enerflex Systems Ltd.	550,000	6,674
NS Group, Inc. (a)	398,700	3,026
Pason Systems, Inc.	314,700	4,654
		30,398
Oil & Gas - 0.7%
General Maritime Corp. (a)	555,900	7,032
Stelmar Shipping Ltd.	349,200	6,883
		13,915
TOTAL ENERGY		44,313
FINANCIALS - 3.5%
Commercial Banks - 1.1%
East West Bancorp, Inc.	349,000	17,132
Silicon Valley Bancshares (a)	214,900	7,543
		24,675
Insurance - 2.4%
Arch Capital Group Ltd. (a)	202,101	7,377
HCC Insurance Holdings, Inc.	349,500	10,184
Montpelier Re Holdings Ltd.	232,400	7,697
Navigators Group, Inc. (a)	214,117	6,792
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	113,400	$ 6,154
Penn-America Group, Inc.	507,700	7,742
USI Holdings Corp.	374,124	4,748
		50,694
TOTAL FINANCIALS		75,369
HEALTH CARE - 21.9%
Biotechnology - 2.9%
Actelion Ltd. (Reg.) (a)	60,000	5,684
Alkermes, Inc. (a)	147,600	1,914
Caliper Technologies Corp. (a)	677,632	3,802
Connetics Corp. (a)	1,287,500	23,059
CSL Ltd.	506,606	6,095
Dendreon Corp. (a)	1,248,807	10,515
Geneprot, Inc. (e)	43,000	151
Human Genome Sciences, Inc. (a)	309,900	4,311
Myriad Genetics, Inc. (a)	132,600	1,679
NPS Pharmaceuticals, Inc. (a)	150,000	3,950
Serologicals Corp. (a)	12,100	194
		61,354
Health Care Equipment & Supplies - 1.5%
CONMED Corp. (a)	272,400	5,543
ICU Medical, Inc. (a)	174,555	5,898
Immucor, Inc. (a)	204,891	6,028
Phonak Holding AG	93,120	1,761
ResMed, Inc. (a)	150,400	6,282
Schick Technologies, Inc. (a)(c)	540,550	4,027
Steris Corp. (a)	150,000	3,123
		32,662
Health Care Providers & Services - 17.3%
Accredo Health, Inc. (a)	1,353,906	43,271
American Healthways, Inc. (a)(c)	1,540,850	63,868
AMERIGROUP Corp. (a)	769,000	32,160
Centene Corp. (a)	590,700	18,081
Cerner Corp. (a)	554,300	23,486
I-trax, Inc. (a)	116,400	393
ICON PLC sponsored ADR (a)	610,740	26,109
IMPAC Medical Systems, Inc. (a)	352,300	8,293
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Inveresk Research Group, Inc. (a)	500,000	$ 11,600
Molina Healthcare, Inc.	4,400	123
National Healthcare Corp. (a)	135,460	2,601
Priority Healthcare Corp. Class B (a)(c)	3,619,720	78,295
ProxyMed, Inc. (a)	136,200	2,081
Renal Care Group, Inc. (a)	287,000	10,765
Select Medical Corp. (a)	143,700	4,824
Sunrise Senior Living, Inc. (a)	852,900	24,649
VCA Antech, Inc. (a)	623,600	17,610
		368,209
Pharmaceuticals - 0.2%
Alizyme PLC (a)	1,415,900	4,114
TOTAL HEALTH CARE		466,339
INDUSTRIALS - 20.8%
Aerospace & Defense - 1.4%
BE Aerospace, Inc. (a)(c)	3,304,543	18,638
Ducommun, Inc. (a)	19,200	359
Orbital Sciences Corp. (a)	1,057,900	9,722
SI International, Inc.	120,153	1,971
		30,690
Air Freight & Logistics - 0.2%
CNF, Inc.	140,000	4,903
Airlines - 0.6%
Alaska Air Group, Inc. (a)	273,900	7,886
Frontier Airlines, Inc. (a)	350,000	5,625
		13,511
Building Products - 0.2%
Quixote Corp.	141,200	3,420
Commercial Services & Supplies - 8.6%
Bowne & Co., Inc.	567,900	8,519
Bright Horizons Family Solutions, Inc. (a)	100,391	4,313
CDI Corp.	230,700	7,555
Central Parking Corp.	806,400	9,733
Consolidated Graphics, Inc. (a)	224,500	6,207
Cornell Companies, Inc. (a)	192,279	2,728
Fullcast Co. Ltd.	700	2,209
Fullcast Co. Ltd. New (a)	1,400	4,419
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	676,198	$ 22,315
IKON Office Solutions, Inc.	522,800	4,392
Kelly Services, Inc. Class A (non-vtg.)	227,367	5,570
Labor Ready, Inc. (a)(c)	2,938,900	31,946
Mail-Well, Inc. (a)	1,709,800	7,044
Medialink Worldwide, Inc. (a)(c)	567,100	1,781
Michael Page International PLC	3,000,000	9,353
Mitie Group PLC	2,750,000	5,685
On Assignment, Inc. (a)	1,106,100	5,785
ProsoftTraining (a)	895,080	403
RemedyTemp, Inc. Class A (a)	289,877	3,406
Spherion Corp. (a)	1,224,500	10,653
United Stationers, Inc. (a)	164,500	6,121
Vedior NV (Certificaten Van Aandelen)	1,178,571	16,930
WS Atkins PLC	750,000	5,115
		182,182
Construction & Engineering - 0.7%
Granite Construction, Inc.	329,800	6,593
URS Corp. (a)	350,000	7,662
		14,255
Electrical Equipment - 1.4%
A.O. Smith Corp.	309,400	9,793
Baldor Electric Co.	962,500	20,501
		30,294
Machinery - 6.6%
AGCO Corp. (a)	254,600	4,583
Albany International Corp. Class A	27,700	856
Astec Industries, Inc. (a)	314,800	4,004
Cummins, Inc.	510,300	24,188
Hitachi Construction Machinery Co. Ltd.	500,000	6,522
IDEX Corp.	149,800	5,570
Kennametal, Inc.	107,636	3,970
Komax Holding AG (Reg.)	125,000	7,926
Manitowoc Co., Inc.	275,600	5,981
Navistar International Corp. (a)	252,200	10,196
Saurer AG (Reg.)	200,540	8,527
Terex Corp. (a)	325,700	7,348
Timken Co.	933,200	15,659
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp. (a)	834,800	$ 19,259
Wabtec Corp.	1,052,100	16,097
		140,686
Road & Rail - 0.3%
USF Corp.	172,649	5,511
Transportation Infrastructure - 0.8%
BBA Group PLC	1,500,000	6,602
Vopak NV	700,000	10,388
		16,990
TOTAL INDUSTRIALS		442,442
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.7%
Bel Fuse, Inc. Class A	103,200	2,625
COM DEV International Ltd. (a)	1,429,800	2,744
SeaChange International, Inc. (a)	666,200	10,259
		15,628
Computers & Peripherals - 1.8%
Applied Films Corp. (a)	199,500	6,254
Electronics for Imaging, Inc. (a)	486,365	13,180
Hutchinson Technology, Inc. (a)	200,000	6,702
Komag, Inc. (a)	298,100	5,622
M-Systems Flash Disk Pioneers Ltd. (a)	299,100	5,922
		37,680
Electronic Equipment & Instruments - 9.0%
Agilysys, Inc.	520,085	5,346
Arrow Electronics, Inc. (a)	249,000	5,316
Bell Microproducts, Inc. (a)(c)	1,494,254	12,612
INFICON Holding AG sponsored ADR (a)	712,200	5,391
Ingram Micro, Inc. Class A (a)	5,658,200	83,741
Kingboard Chemical Holdings Ltd.	13,575,000	18,180
Manufacturers Services Ltd. (a)(c)	2,243,300	13,796
Pemstar, Inc. (a)(c)	3,077,038	10,800
Tech Data Corp. (a)	926,000	30,484
Vishay Intertechnology, Inc. (a)	338,000	6,338
		192,004
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.3%
Allscripts Healthcare Solutions, Inc. (a)	804,802	$ 4,185
DigitalThink, Inc. (a)(c)	3,865,736	8,659
Lastminute.com PLC sponsored ADR (a)	314,700	7,679
WEB.DE AG (a)	600,000	7,542
		28,065
IT Services - 1.4%
infoUSA, Inc. (a)	847,260	6,948
MPS Group, Inc. (a)	872,700	8,334
The BISYS Group, Inc. (a)	550,000	7,865
Tyler Technologies, Inc. (a)	735,860	5,828
		28,975
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Power Technology, Inc. (a)	16,300	119
DuPont Photomasks, Inc. (a)	518,600	12,021
Fairchild Semiconductor International, Inc. (a)	390,300	8,821
Kontron AG (a)	1,559,224	10,928
Micronas Semiconductor Holding AG	125,000	5,175
Photronics, Inc. (a)	300,000	6,462
SRS Labs, Inc. (a)	265,800	1,820
Trident Microsystems, Inc. (a)	63,800	1,480
		46,826
Software - 2.7%
Concur Technologies, Inc. (a)	517,420	5,935
Novo Group Oyj (c)	3,119,350	17,526
Phoenix Technologies Ltd. (a)(c)	1,491,788	9,816
QRS Corp. (a)	599,330	6,095
Secure Computing Corp. (a)	905,902	13,027
Vastera, Inc. (a)	1,252,699	4,635
		57,034
TOTAL INFORMATION TECHNOLOGY		406,212
MATERIALS - 6.5%
Chemicals - 1.1%
Celanese AG (Reg.)	370,000	12,829
Georgia Gulf Corp.	225,100	6,055
Olin Corp.	279,286	4,862
		23,746
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	274,800	$ 11,259
U.S. Concrete, Inc. (a)	537,600	2,989
		14,248
Containers & Packaging - 1.4%
Airspray NV	227,764	4,486
Owens-Illinois, Inc. (a)	2,057,308	25,305
		29,791
Metals & Mining - 2.9%
AUR Resources, Inc. (a)	2,238,600	8,251
Gerdau AmeriSteel Corp. (a)	4,978,200	13,630
Inmet Mining Corp. (a)	974,800	8,828
IPSCO, Inc.	604,400	8,347
Roanoke Electric Steel Corp.	347,712	3,471
Steel Dynamics, Inc. (a)	1,098,104	20,458
		62,985
Paper & Forest Products - 0.4%
Boise Cascade Corp.	260,100	7,296
Tembec, Inc. (a)	75,630	434
		7,730
TOTAL MATERIALS		138,500
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. (a)	1,000,200	4,381
New Skies Satellites NV (a)	850,000	5,632
		10,013
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	2,558,000	29,673
At Road, Inc. (a)	303,528	3,916
Crown Castle International Corp. (a)	9,870	125
SBA Communications Corp. Class A (a)	992,700	4,040
		37,754
TOTAL TELECOMMUNICATION SERVICES		47,767
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	854,200	$ 5,100
Water Utilities - 0.4%
Wedeco AG Water Technology (a)	500,000	8,080
TOTAL UTILITIES		13,180
TOTAL COMMON STOCKS (Cost $1,681,568)		2,015,650
Convertible Preferred Stocks - 0.4%

HEALTH CARE - 0.2%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (e)	1,421,380	0
Health Care Providers & Services - 0.2%
Lifemasters Supported Selfcare, Inc. Series F (e)	461,818	5,100
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	74,300	2,204
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	38,150	1,621
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,971)		8,925
Convertible Bonds - 0.3%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
CNET, Inc. 5% 3/1/06	$ 5,300	5,088
TOTAL CONVERTIBLE BONDS (Cost $3,607)		5,088
Money Market Funds - 8.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.07% (b)	94,519,412	$ 94,519
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	82,648,388	82,648
TOTAL MONEY MARKET FUNDS (Cost $177,167)		177,167
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,876,313)		2,206,830
NET OTHER ASSETS - (3.7)%		(77,797)
NET ASSETS - 100%		$ 2,129,033
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $426,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc.	7/7/00	$ 237
Lifelink Monitoring Corp. Series A	11/28/00-11/14/02	$ 6,012
Lifemasters Supported Selfcare, Inc. Series F	6/24/02	$ 5,100
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.0%
Canada	4.0%
United Kingdom	2.7%
Ireland	2.6%
Germany	2.4%
Netherlands	2.1%
Switzerland	1.6%
Hong Kong	1.2%
Japan	1.0%
Bermuda	1.0%
Others (individually less than 1%)	3.4%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,185,753,000 and $932,715,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $180,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,251,000 or 0.2% of net assets.

Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $110,254,000 all of which will expire on April 30, 2011.
The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $55,090,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,212) (cost $1,876,313) - See accompanying schedule		$ 2,206,830
Cash		474
Foreign currency held at value (cost $ 24)		24
Receivable for investments sold		46,149
Receivable for fund shares sold		5,805
Dividends receivable		672
Interest receivable		178
Redemption fees receivable		1
Prepaid expenses		9
Other receivables		77
Total assets		2,260,219

Liabilities
Payable for investments purchased	$ 44,749
Payable for fund shares redeemed	2,187
Accrued management fee	1,421
Other payables and accrued expenses	181
Collateral on securities loaned, at value	82,648
Total liabilities		131,186

Net Assets		$ 2,129,033
Net Assets consist of:
Paid in capital		$ 1,821,103
Accumulated net investment loss		(3,461)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,137)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		330,528
Net Assets, for 134,781 shares outstanding		$ 2,129,033
Net Asset Value, offering price and redemption price per share ($2,129,033 ÷ 134,781 shares)		$ 15.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Dividends (including $54 received from affiliated issuers)		$ 3,715
Interest		1,483
Security lending		393
Total income		5,591

Expenses
Management fee Basic fee	$ 6,470
Performance adjustment	982
Transfer agent fees	2,150
Accounting and security lending fees	198
Non-interested trustees' compensation	3
Custodian fees and expenses	134
Registration fees	55
Audit	21
Legal	2
Miscellaneous	5
Total expenses before reductions	10,020
Expense reductions	(345)	9,675
Net investment income (loss)		(4,084)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $182 on sales of investments in affiliated issuers)	177,598
Foreign currency transactions	56
Total net realized gain (loss)		177,654
Change in net unrealized appreciation (depreciation) on: Investment securities	318,257
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		318,232
Net gain (loss)		495,886
Net increase (decrease) in net assets resulting from operations		$ 491,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,084)	$ 686
Net realized gain (loss)	177,654	(185,247)
Change in net unrealized appreciation (depreciation)	318,232	(184,076)
Net increase (decrease) in net assets resulting from operations	491,802	(368,637)
Distributions to shareholders from net realized gain	-	(37,436)
Share transactions Net proceeds from sales of shares	423,415	415,462
Reinvestment of distributions	-	35,996
Cost of shares redeemed	(199,050)	(390,251)
Net increase (decrease) in net assets resulting from share transactions	224,365	61,207
Redemption fees	330	3,235
Total increase (decrease) in net assets	716,497	(341,631)

Net Assets
Beginning of period	1,412,536	1,754,167
End of period (including accumulated net investment loss of $3,461 and undistributed net investment income of $885, respectively)	$ 2,129,033	$ 1,412,536
Other Information Shares
Sold	29,833	33,193
Issued in reinvestment of distributions	-	2,558
Redeemed	(14,106)	(32,792)
Net increase (decrease)	15,727	2,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 15.11	$ 13.16	$ 13.74	$ 9.46	$ 10.55
Income from Investment Operations
Net investment income (loss) D	(.03)	.01	.03	.05	- F	- F
Net realized and unrealized gain (loss)	3.97	(2.98)	1.91	.02	4.22	(1.20)
Total from investment operations	3.94	(2.97)	1.94	.07	4.22	(1.20)
Distributions from net investment income	-	-	(.02)	(.04)	-	(.01)
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(.31)	-	(.49)	-	-
Distributions in excess of net realized gain	-	-	-	(.16)	-	-
Total distributions	-	(.31)	(.02)	(.69)	-	(.02)
Redemption fees added to paid in capital D	- F	.03	.03	.04	.06	.13
Net asset value, end of period	$ 15.80	$ 11.86	$ 15.11	$ 13.16	$ 13.74	$ 9.46
Total Return B, C	33.22%	(19.78)%	14.98%	.78%	45.24%	(10.12)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.13% A	1.20%	1.12%	1.10%	1.17%	1.04%
Expenses net of voluntary waivers, if any	1.13% A	1.20%	1.12%	1.10%	1.17%	1.04%
Expenses net of all reductions	1.09% A	1.10%	1.07%	1.05%	1.13%	.99%
Net investment income (loss)	(.46)% A	.05%	.24%	.36%	(.01)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 2,129	$ 1,413	$ 1,754	$ 1,163	$ 967	$ 426
Portfolio turnover rate	119% A	116%	132%	126%	120%	170%

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 373,802	|
Unrealized depreciation	(70,445)
Net unrealized appreciation (depreciation)	$ 303,357
Cost for federal income tax purposes	$ 1,903,473

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .84% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,188 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $343 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $1, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Allscripts Healthcare Solutions, Inc.	$ 179	$ 746	$ -	$ -
American Healthways, Inc.	-	-	-	63,868
BE Aerospace, Inc.	3,953	-	-	18,638
Bell Microproducts, Inc.	1,372	-	-	12,612
Cornell Companies, Inc.	-	5,776	-	-
DigitalThink, Inc.	5,162	-	-	8,659
La Senza Corp. (sub. vtg.)	1,527	-	54	7,820
Labor Ready, Inc.	721	-	-	31,946
Manufacturers Services Ltd.	2,720	-	-	13,796
Medialink Worldwide, Inc.	-	-	-	1,781
Midas, Inc.	1,683	-	-	12,207
Novo Group Oyj	3,586	-	-	17,526
Pemstar, Inc.	4,597	1,486	-	10,800
Phoenix Technologies Ltd.	-	6,241	-	9,816
Priority Healthcare Corp. Class B	27,676	-	-	78,295
ProsoftTraining	-	1,216	-	-
SBA Communications Corp. Class A	-	215	-	-
Schick Technologies, Inc.	621	416	-	4,027
Worldwide Restaurant Concepts, Inc.	916	2,767	-	4,444
TOTALS	$ 54,713	$ 18,863	$ 54	$ 296,235

Semiannual Report

Distributions

The Board of Trustees of Fidelity Small Cap Stock Fund voted to pay on December 8, 2003, to shareholders of record at the opening of business on December 5, 2003, a distribution of $.07 per share derived from capital gains realized from sales of portfolio securities.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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(such as changing name, address, bank, etc.)

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General Correspondence

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(Far East) Inc.

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(U.K.) Inc.

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Semiannual Report

October 31, 2003

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.0	3.4
Microsoft Corp.	2.9	3.2
Wal-Mart Stores, Inc.	2.6	2.9
Pfizer, Inc.	2.5	2.9
Citigroup, Inc.	2.5	2.4
Exxon Mobil Corp.	2.5	2.8
Intel Corp.	2.2	1.4
American International Group, Inc.	1.6	1.7
International Business Machines Corp.	1.6	1.7
Johnson & Johnson	1.5	2.0
	22.9
Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.3
Information Technology	17.7	14.6
Health Care	12.9	14.6
Consumer Discretionary	11.2	13.9
Consumer Staples	11.2	8.5
Industrials	10.5	11.4
Energy	5.3	5.7
Telecommunication Services	3.3	3.7
Materials	2.8	2.7
Utilities	2.8	2.8
Asset Allocation (% of fund's net assets)

To match the Standard & Poor's 500SM Index, Spartan® 500 Index seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	67,684	$ 1,331
Dana Corp.	136,456	2,222
Delphi Corp.	514,468	4,579
Goodyear Tire & Rubber Co.	160,972	1,104
Johnson Controls, Inc.	82,215	8,841
Visteon Corp.	120,040	775
		18,852
Automobiles - 0.6%
Ford Motor Co.	1,682,130	20,404
General Motors Corp.	514,856	21,969
Harley-Davidson, Inc.	277,906	13,176
		55,549
Distributors - 0.1%
Genuine Parts Co.	159,710	5,082
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	578,092	20,181
Darden Restaurants, Inc.	150,890	3,161
Harrah's Entertainment, Inc.	101,061	4,396
Hilton Hotels Corp.	346,772	5,493
International Game Technology	316,840	10,377
Marriott International, Inc. Class A	213,874	9,239
McDonald's Corp.	1,168,330	29,220
Starbucks Corp. (a)	359,099	11,348
Starwood Hotels & Resorts Worldwide, Inc. unit	184,736	6,231
Wendy's International, Inc.	104,188	3,860
Yum! Brands, Inc. (a)	269,499	9,201
		112,707
Household Durables - 0.5%
American Greetings Corp. Class A (a)	60,570	1,292
Black & Decker Corp.	71,334	3,410
Centex Corp.	56,707	5,529
Fortune Brands, Inc.	133,361	8,688
KB Home	43,192	2,958
Leggett & Platt, Inc.	176,664	3,691
Maytag Corp.	72,075	1,831
Newell Rubbermaid, Inc.	251,956	5,745
Pulte Homes, Inc.	56,561	4,893
Snap-On, Inc.	53,573	1,572
The Stanley Works	78,122	2,605
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	53,654	$ 807
Whirlpool Corp.	63,191	4,453
		47,474
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	589,566	32,980
Leisure Equipment & Products - 0.2%
Brunswick Corp.	83,133	2,467
Eastman Kodak Co.	263,085	6,427
Hasbro, Inc.	159,506	3,477
Mattel, Inc.	403,045	7,803
		20,174
Media - 3.9%
Clear Channel Communications, Inc.	564,613	23,048
Comcast Corp. Class A (a)	2,066,365	70,091
Dow Jones & Co., Inc.	74,787	3,887
Gannett Co., Inc.	247,646	20,830
Interpublic Group of Companies, Inc.	359,385	5,348
Knight-Ridder, Inc.	73,821	5,413
McGraw-Hill Companies, Inc.	175,561	11,754
Meredith Corp.	45,668	2,216
Omnicom Group, Inc.	174,493	13,925
The New York Times Co. Class A	137,202	6,521
Time Warner, Inc. (a)	4,143,676	63,357
Tribune Co.	288,034	14,128
Univision Communications, Inc. Class A (a)	295,633	10,037
Viacom, Inc. Class B (non-vtg.)	1,611,643	64,256
Walt Disney Co.	1,876,953	42,494
		357,305
Multiline Retail - 1.2%
Big Lots, Inc. (a)	107,187	1,609
Dillard's, Inc. Class A	76,746	1,241
Dollar General Corp.	306,283	6,882
Family Dollar Stores, Inc.	157,909	6,886
Federated Department Stores, Inc.	170,201	8,093
JCPenney Co., Inc.	249,323	5,896
Kohl's Corp. (a)	311,707	17,477
Nordstrom, Inc.	124,723	3,803
Sears, Roebuck & Co.	259,831	13,675
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	836,264	$ 33,233
The May Department Stores Co.	264,870	7,406
		106,201
Specialty Retail - 2.6%
AutoNation, Inc. (a)	252,553	4,723
AutoZone, Inc. (a)	82,164	7,896
Bed Bath & Beyond, Inc. (a)	271,455	11,466
Best Buy Co., Inc.	296,030	17,262
Circuit City Stores, Inc.	191,765	1,829
Gap, Inc.	820,366	15,653
Home Depot, Inc.	2,110,351	78,231
Limited Brands, Inc.	478,777	8,426
Lowe's Companies, Inc.	719,435	42,396
Office Depot, Inc. (a)	284,508	4,248
RadioShack Corp.	152,040	4,560
Sherwin-Williams Co.	134,030	4,495
Staples, Inc. (a)	450,126	12,072
Tiffany & Co., Inc.	133,308	6,325
TJX Companies, Inc.	468,750	9,839
Toys 'R' Us, Inc. (a)	195,914	2,547
		231,968
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	116,210	4,009
Liz Claiborne, Inc.	99,968	3,688
NIKE, Inc. Class B	242,161	15,474
Reebok International Ltd.	54,240	2,113
VF Corp.	98,639	4,187
		29,471
TOTAL CONSUMER DISCRETIONARY		1,017,763
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Adolph Coors Co. Class B	33,389	1,871
Anheuser-Busch Companies, Inc.	759,144	37,395
Brown-Forman Corp. Class B (non-vtg.)	55,679	4,698
Coca-Cola Enterprises, Inc.	415,450	8,375
Pepsi Bottling Group, Inc.	245,969	5,483
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	1,584,467	$ 75,769
The Coca-Cola Co.	2,256,753	104,713
		238,304
Food & Staples Retailing - 3.8%
Albertson's, Inc.	336,906	6,836
Costco Wholesale Corp. (a)	419,708	14,845
CVS Corp.	362,428	12,750
Kroger Co. (a)	689,923	12,067
Safeway, Inc. (a)	405,297	8,552
SUPERVALU, Inc.	122,924	3,100
Sysco Corp.	596,497	20,078
Wal-Mart Stores, Inc.	4,011,835	236,498
Walgreen Co.	941,079	32,768
Winn-Dixie Stores, Inc.	129,302	1,046
		348,540
Food Products - 1.2%
Archer-Daniels-Midland Co.	592,066	8,496
Campbell Soup Co.	376,945	9,770
ConAgra Foods, Inc.	493,053	11,754
General Mills, Inc.	342,163	15,346
H.J. Heinz Co.	322,911	11,408
Hershey Foods Corp.	119,926	9,246
Kellogg Co.	374,842	12,419
McCormick & Co., Inc. (non-vtg.)	128,069	3,796
Sara Lee Corp.	713,580	14,222
Wm. Wrigley Jr. Co.	206,656	11,655
		108,112
Household Products - 2.0%
Clorox Co.	199,007	9,015
Colgate-Palmolive Co.	494,011	26,276
Kimberly-Clark Corp.	465,211	24,568
Procter & Gamble Co.	1,190,512	117,015
		176,874
Personal Products - 0.5%
Alberto-Culver Co. Class B	53,965	3,421
Avon Products, Inc.	216,892	14,740
Gillette Co.	936,740	29,882
		48,043
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	1,863,502	$ 86,653
RJ Reynolds Tobacco Holdings, Inc.	77,418	3,718
UST, Inc.	152,863	5,200
		95,571
TOTAL CONSUMER STAPLES		1,015,444
ENERGY - 5.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	307,321	8,685
BJ Services Co. (a)	145,338	4,769
Halliburton Co.	402,109	9,602
Nabors Industries Ltd. (a)	134,490	5,084
Noble Corp. (a)	122,739	4,214
Rowan Companies, Inc. (a)	86,174	2,064
Schlumberger Ltd. (NY Shares)	534,961	25,127
Transocean, Inc. (a)	293,723	5,637
		65,182
Oil & Gas - 4.6%
Amerada Hess Corp.	82,585	4,263
Anadarko Petroleum Corp.	229,123	9,994
Apache Corp.	148,563	10,358
Ashland, Inc.	62,670	2,334
Burlington Resources, Inc.	184,294	8,964
ChevronTexaco Corp.	981,352	72,914
ConocoPhillips	624,313	35,679
Devon Energy Corp.	212,914	10,326
EOG Resources, Inc.	105,488	4,445
Exxon Mobil Corp.	6,094,014	222,919
Kerr-McGee Corp.	92,603	3,843
Marathon Oil Corp.	284,775	8,421
Occidental Petroleum Corp.	351,460	12,392
Sunoco, Inc.	70,637	3,091
Unocal Corp.	237,214	7,515
		417,458
TOTAL ENERGY		482,640
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 20.6%
Capital Markets - 3.7%
Bank of New York Co., Inc.	707,288	$ 22,060
Bear Stearns Companies, Inc.	91,548	6,981
Charles Schwab Corp.	1,243,579	16,863
Federated Investors, Inc. Class B (non-vtg.)	99,732	2,758
Franklin Resources, Inc.	230,457	10,928
Goldman Sachs Group, Inc.	435,285	40,873
J.P. Morgan Chase & Co.	1,870,022	67,134
Janus Capital Group, Inc.	219,700	3,107
Lehman Brothers Holdings, Inc.	252,609	18,188
Mellon Financial Corp.	395,395	11,810
Merrill Lynch & Co., Inc.	858,560	50,827
Morgan Stanley	998,724	54,800
Northern Trust Corp.	202,722	9,416
State Street Corp.	305,641	16,003
T. Rowe Price Group, Inc.	113,403	4,667
		336,415
Commercial Banks - 6.3%
AmSouth Bancorp.	322,021	7,606
Bank of America Corp.	1,372,381	103,930
Bank One Corp.	1,037,895	44,059
BB&T Corp.	495,844	19,174
Charter One Financial, Inc.	207,210	6,622
Comerica, Inc.	160,932	8,285
Fifth Third Bancorp	523,164	30,323
First Tennessee National Corp.	115,538	5,241
FleetBoston Financial Corp.	966,209	39,025
Huntington Bancshares, Inc.	209,987	4,548
KeyCorp	386,413	10,916
Marshall & Ilsley Corp.	208,720	7,476
National City Corp.	563,930	18,418
North Fork Bancorp, Inc., New York	139,726	5,447
PNC Financial Services Group, Inc.	257,191	13,778
Regions Financial Corp.	204,478	7,515
SouthTrust Corp.	309,923	9,871
SunTrust Banks, Inc.	258,461	17,335
Synovus Financial Corp.	276,784	7,639
U.S. Bancorp, Delaware	1,768,806	48,147
Union Planters Corp.	179,977	5,988
Wachovia Corp.	1,223,245	56,110
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	1,542,160	$ 86,854
Zions Bancorp	82,395	5,050
		569,357
Consumer Finance - 1.3%
American Express Co.	1,181,782	55,461
Capital One Financial Corp.	208,664	12,687
MBNA Corp.	1,173,168	29,036
Providian Financial Corp. (a)	266,429	2,960
SLM Corp.	413,994	16,212
		116,356
Diversified Financial Services - 2.6%
Citigroup, Inc.	4,729,537	224,180
Moody's Corp.	136,997	7,923
Principal Financial Group, Inc.	297,200	9,317
		241,420
Insurance - 4.4%
ACE Ltd.	255,496	9,198
AFLAC, Inc.	471,990	17,218
Allstate Corp.	646,162	25,523
AMBAC Financial Group, Inc.	97,999	6,932
American International Group, Inc.	2,395,493	145,718
Aon Corp.	287,261	6,291
Cincinnati Financial Corp.	147,300	6,028
Hartford Financial Services Group, Inc.	259,311	14,236
Jefferson-Pilot Corp.	130,192	6,215
John Hancock Financial Services, Inc.	265,515	9,386
Lincoln National Corp.	163,192	6,516
Loews Corp.	170,279	7,322
Marsh & McLennan Companies, Inc.	489,072	20,908
MBIA, Inc.	133,076	7,933
MetLife, Inc.	697,971	21,916
Progressive Corp.	199,485	14,722
Prudential Financial, Inc.	501,088	19,362
SAFECO Corp.	127,155	4,667
St. Paul Companies, Inc.	209,168	7,976
The Chubb Corp.	172,129	11,500
Torchmark Corp.	104,862	4,601
Travelers Property Casualty Corp. Class B	924,628	15,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	271,753	$ 4,449
XL Capital Ltd. Class A	125,424	8,717
		402,470
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	86,394	3,534
Equity Office Properties Trust	366,313	10,260
Equity Residential (SBI)	251,319	7,351
Plum Creek Timber Co., Inc.	168,008	4,427
ProLogis	164,732	4,866
Simon Property Group, Inc.	176,598	7,961
		38,399
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	124,867	13,126
Fannie Mae	894,169	64,103
Freddie Mac	638,803	35,856
Golden West Financial Corp., Delaware	139,868	14,047
MGIC Investment Corp.	90,431	4,640
Washington Mutual, Inc.	847,737	37,088
		168,860
TOTAL FINANCIALS		1,873,277
HEALTH CARE - 12.9%
Biotechnology - 1.1%
Amgen, Inc. (a)	1,185,206	73,198
Biogen, Inc. (a)	137,243	5,554
Chiron Corp. (a)	171,269	9,356
Genzyme Corp. - General Division (a)	203,900	9,359
MedImmune, Inc. (a)	229,402	6,116
		103,583
Health Care Equipment & Supplies - 1.9%
Applera Corp. - Applied Biosystems Group	191,875	4,428
Bausch & Lomb, Inc.	48,882	2,354
Baxter International, Inc.	559,096	14,861
Becton, Dickinson & Co.	233,170	8,525
Biomet, Inc.	235,421	8,442
Boston Scientific Corp. (a)	377,961	25,596
C.R. Bard, Inc.	47,587	3,809
Guidant Corp.	282,636	14,417
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	1,117,189	$ 50,910
Millipore Corp. (a)	44,684	1,959
St. Jude Medical, Inc. (a)	157,718	9,173
Stryker Corp.	182,856	14,831
Zimmer Holdings, Inc. (a)	208,383	13,297
		172,602
Health Care Providers & Services - 1.8%
Aetna, Inc.	141,293	8,112
AmerisourceBergen Corp.	102,748	5,833
Anthem, Inc. (a)	127,282	8,710
Cardinal Health, Inc.	409,932	24,325
CIGNA Corp.	128,763	7,346
Express Scripts, Inc. (a)	72,200	3,965
HCA, Inc.	458,667	17,544
Health Management Associates, Inc. Class A	220,200	4,877
Humana, Inc. (a)	148,435	3,012
IMS Health, Inc.	219,544	5,166
Manor Care, Inc.	81,792	2,722
McKesson Corp.	266,698	8,073
Medco Health Solutions, Inc. (a)	248,306	8,244
Quest Diagnostics, Inc.	96,576	6,533
Tenet Healthcare Corp. (a)	425,894	5,877
UnitedHealth Group, Inc.	547,457	27,855
WellPoint Health Networks, Inc. (a)	134,805	11,984
		160,178
Pharmaceuticals - 8.1%
Abbott Laboratories	1,434,755	61,149
Allergan, Inc.	119,893	9,066
Bristol-Myers Squibb Co.	1,780,039	45,160
Eli Lilly & Co.	1,030,748	68,668
Forest Laboratories, Inc. (a)	335,122	16,759
Johnson & Johnson	2,725,258	137,162
King Pharmaceuticals, Inc. (a)	221,348	2,966
Merck & Co., Inc.	2,055,717	90,965
Pfizer, Inc.	7,149,374	225,920
Schering-Plough Corp.	1,349,035	20,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	98,923	$ 3,885
Wyeth	1,222,373	53,956
		736,256
TOTAL HEALTH CARE		1,172,619
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.7%
Boeing Co.	772,212	29,722
General Dynamics Corp.	181,089	15,157
Goodrich Corp.	107,969	2,982
Honeywell International, Inc.	789,710	24,173
Lockheed Martin Corp.	413,994	19,193
Northrop Grumman Corp.	167,988	15,018
Raytheon Co.	380,127	10,066
Rockwell Collins, Inc.	164,646	4,520
United Technologies Corp.	430,470	36,457
		157,288
Air Freight & Logistics - 1.1%
FedEx Corp.	274,088	20,765
Ryder System, Inc.	58,252	1,748
United Parcel Service, Inc. Class B	1,033,314	74,936
		97,449
Airlines - 0.2%
Delta Air Lines, Inc.	113,274	1,475
Southwest Airlines Co.	718,895	13,947
		15,422
Building Products - 0.2%
American Standard Companies, Inc. (a)	66,346	6,349
Masco Corp.	431,555	11,868
		18,217
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	192,244	2,169
Apollo Group, Inc. Class A (a)	161,376	10,252
Avery Dennison Corp.	101,435	5,333
Cendant Corp. (a)	930,853	19,017
Cintas Corp.	156,521	6,677
Deluxe Corp.	48,823	1,971
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	128,841	$ 3,149
H&R Block, Inc.	164,951	7,768
Monster Worldwide, Inc. (a)	103,109	2,626
Pitney Bowes, Inc.	214,856	8,831
R.R. Donnelley & Sons Co.	104,127	2,707
Robert Half International, Inc. (a)	156,474	3,694
Waste Management, Inc.	543,775	14,095
		88,289
Construction & Engineering - 0.0%
Fluor Corp.	74,967	2,780
Electrical Equipment - 0.4%
American Power Conversion Corp.	181,128	3,664
Cooper Industries Ltd. Class A	84,516	4,471
Emerson Electric Co.	386,601	21,940
Power-One, Inc. (a)	76,276	691
Rockwell Automation, Inc.	169,686	5,269
Thomas & Betts Corp. (a)	53,684	956
		36,991
Industrial Conglomerates - 4.1%
3M Co.	718,964	56,705
General Electric Co.	9,199,386	266,885
Textron, Inc.	124,432	6,183
Tyco International Ltd.	1,834,032	38,295
		368,068
Machinery - 1.3%
Caterpillar, Inc.	316,826	23,217
Crane Co.	54,451	1,530
Cummins, Inc.	38,106	1,806
Danaher Corp.	140,631	11,651
Deere & Co.	219,803	13,324
Dover Corp.	186,027	7,259
Eaton Corp.	68,958	6,912
Illinois Tool Works, Inc.	282,681	20,791
Ingersoll-Rand Co. Ltd. Class A	157,288	9,500
ITT Industries, Inc.	84,807	5,766
Navistar International Corp. (a)	62,748	2,537
PACCAR, Inc.	107,034	8,451
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	113,962	$ 2,667
Parker Hannifin Corp.	108,502	5,530
		120,941
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	341,922	9,895
CSX Corp.	196,464	6,251
Norfolk Southern Corp.	358,292	7,220
Union Pacific Corp.	233,795	14,636
		38,002
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	83,846	3,838
TOTAL INDUSTRIALS		947,285
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)	738,360	1,883
Andrew Corp. (a)	140,999	1,844
Avaya, Inc. (a)	382,603	4,951
CIENA Corp. (a)	432,531	2,773
Cisco Systems, Inc. (a)	6,444,669	135,209
Comverse Technology, Inc. (a)	172,890	3,119
Corning, Inc. (a)	1,222,361	13,422
JDS Uniphase Corp. (a)	1,313,202	4,662
Lucent Technologies, Inc. (a)	3,820,270	12,225
Motorola, Inc.	2,136,891	28,912
QLogic Corp. (a)	86,530	4,850
QUALCOMM, Inc.	728,788	34,617
Scientific-Atlanta, Inc.	136,805	4,049
Tellabs, Inc. (a)	379,124	2,855
		255,371
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	332,851	7,619
Dell, Inc. (a)	2,358,538	85,190
EMC Corp. (a)	2,014,408	27,879
Gateway, Inc. (a)	297,566	1,500
Hewlett-Packard Co.	2,803,327	62,542
International Business Machines Corp.	1,588,667	142,154
Lexmark International, Inc. Class A (a)	117,604	8,657
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	87,046	$ 3,128
Network Appliance, Inc. (a)	313,921	7,748
Sun Microsystems, Inc. (a)	2,965,486	11,743
		358,160
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	432,755	10,784
Jabil Circuit, Inc. (a)	182,595	5,085
Molex, Inc.	175,488	5,509
PerkinElmer, Inc.	116,368	2,096
Sanmina-SCI Corp. (a)	468,411	4,942
Solectron Corp. (a)	761,942	4,221
Symbol Technologies, Inc.	211,707	2,644
Tektronix, Inc.	77,926	2,000
Thermo Electron Corp. (a)	149,011	3,275
Waters Corp. (a)	112,841	3,547
		44,103
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	596,156	26,052
IT Services - 1.1%
Automatic Data Processing, Inc.	549,115	20,724
Computer Sciences Corp. (a)	171,823	6,808
Concord EFS, Inc. (a)	446,959	4,778
Convergys Corp. (a)	131,097	2,105
Electronic Data Systems Corp.	440,380	9,446
First Data Corp.	679,693	24,265
Fiserv, Inc. (a)	177,731	6,277
Paychex, Inc.	345,935	13,464
Sabre Holdings Corp. Class A	131,846	2,889
SunGard Data Systems, Inc. (a)	262,043	7,350
Unisys Corp. (a)	302,247	4,643
		102,749
Office Electronics - 0.1%
Xerox Corp. (a)	726,121	7,624
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	318,583	4,842
Altera Corp. (a)	351,141	7,104
Analog Devices, Inc. (a)	335,436	14,870
Applied Materials, Inc. (a)	1,521,830	35,565
Applied Micro Circuits Corp. (a)	279,725	1,628
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	272,324	$ 8,701
Intel Corp.	5,977,536	197,558
KLA-Tencor Corp. (a)	174,746	10,018
Linear Technology Corp.	287,389	12,246
LSI Logic Corp. (a)	347,773	3,213
Maxim Integrated Products, Inc.	298,116	14,819
Micron Technology, Inc. (a)	559,988	8,030
National Semiconductor Corp. (a)	168,772	6,857
Novellus Systems, Inc. (a)	139,009	5,740
NVIDIA Corp. (a)	146,056	2,582
PMC-Sierra, Inc. (a)	156,498	2,844
Teradyne, Inc. (a)	173,260	3,947
Texas Instruments, Inc.	1,589,649	45,973
Xilinx, Inc. (a)	312,974	9,921
		396,458
Software - 4.6%
Adobe Systems, Inc.	214,175	9,389
Autodesk, Inc.	102,656	1,976
BMC Software, Inc. (a)	209,039	3,633
Citrix Systems, Inc. (a)	151,113	3,820
Computer Associates International, Inc.	531,523	12,501
Compuware Corp. (a)	351,382	1,975
Electronic Arts, Inc. (a)	135,179	13,388
Intuit, Inc. (a)	188,440	9,418
Mercury Interactive Corp. (a)	79,196	3,678
Microsoft Corp.	9,929,490	259,656
Novell, Inc. (a)	340,980	2,002
Oracle Corp. (a)	4,805,694	57,476
Parametric Technology Corp. (a)	244,484	760
PeopleSoft, Inc. (a)	334,279	6,940
Siebel Systems, Inc. (a)	453,649	5,711
Symantec Corp. (a)	139,366	9,289
VERITAS Software Corp. (a)	390,889	14,131
		415,743
TOTAL INFORMATION TECHNOLOGY		1,606,260
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 2.8%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	208,676	$ 9,476
Dow Chemical Co.	843,280	31,783
E.I. du Pont de Nemours & Co.	914,847	36,960
Eastman Chemical Co.	71,054	2,306
Ecolab, Inc.	238,488	6,413
Engelhard Corp.	114,999	3,287
Great Lakes Chemical Corp.	46,421	998
Hercules, Inc. (a)	101,817	1,064
International Flavors & Fragrances, Inc.	86,492	2,863
Monsanto Co.	240,456	6,023
PPG Industries, Inc.	155,849	8,985
Praxair, Inc.	149,637	10,412
Rohm & Haas Co.	204,170	8,024
Sigma Aldrich Corp.	64,992	3,409
		132,003
Construction Materials - 0.0%
Vulcan Materials Co.	93,298	4,134
Containers & Packaging - 0.2%
Ball Corp.	51,893	2,916
Bemis Co., Inc.	48,769	2,255
Pactiv Corp. (a)	144,615	3,189
Sealed Air Corp. (a)	77,940	4,149
Temple-Inland, Inc.	49,721	2,686
		15,195
Metals & Mining - 0.7%
Alcoa, Inc.	776,882	24,526
Allegheny Technologies, Inc.	74,552	570
Freeport-McMoRan Copper & Gold, Inc. Class B	154,626	5,992
Newmont Mining Corp. Holding Co.	374,691	16,404
Nucor Corp.	71,810	3,937
Phelps Dodge Corp. (a)	81,758	5,048
United States Steel Corp.	94,830	2,243
Worthington Industries, Inc.	78,902	1,150
		59,870
Paper & Forest Products - 0.5%
Boise Cascade Corp.	53,663	1,505
Georgia-Pacific Corp.	232,957	6,122
International Paper Co.	440,303	17,326
Louisiana-Pacific Corp. (a)	96,051	1,827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	183,999	$ 4,769
Weyerhaeuser Co.	201,246	12,121
		43,670
TOTAL MATERIALS		254,872
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp.	286,312	13,534
AT&T Corp.	723,603	13,452
BellSouth Corp.	1,696,260	44,629
CenturyTel, Inc.	132,138	4,724
Citizens Communications Co. (a)	261,064	3,250
Qwest Communications International, Inc. (a)	1,556,690	5,495
SBC Communications, Inc.	3,051,743	73,181
Sprint Corp. - FON Group	829,297	13,269
Verizon Communications, Inc.	2,530,843	85,036
		256,570
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. (a)	2,491,305	18,062
Nextel Communications, Inc. Class A (a)	950,839	23,010
Sprint Corp. - PCS Group Series 1 (a)	949,853	4,132
		45,204
TOTAL TELECOMMUNICATION SERVICES		301,774
UTILITIES - 2.8%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	115,406	1,221
Ameren Corp.	148,566	6,633
American Electric Power Co., Inc.	362,694	10,224
CenterPoint Energy, Inc.	280,764	2,754
Cinergy Corp.	162,978	5,918
CMS Energy Corp.	132,291	1,074
Consolidated Edison, Inc.	206,557	8,359
Dominion Resources, Inc.	296,909	18,290
DTE Energy Co.	154,487	5,697
Edison International (a)	299,162	5,896
Entergy Corp.	209,317	11,282
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	299,196	$ 18,984
FirstEnergy Corp.	299,002	10,283
FPL Group, Inc.	168,614	10,747
PG&E Corp. (a)	378,335	9,250
Pinnacle West Capital Corp.	83,806	3,064
PPL Corp.	162,252	6,477
Progress Energy, Inc.	223,526	9,634
Public Service Enterprise Group, Inc.	207,853	8,495
Southern Co.	668,925	19,934
TECO Energy, Inc.	172,319	2,263
TXU Corp.	295,659	6,747
Xcel Energy, Inc.	366,137	6,005
		189,231
Gas Utilities - 0.3%
KeySpan Corp.	145,530	5,089
Kinder Morgan, Inc.	113,207	6,062
Nicor, Inc.	40,425	1,385
NiSource, Inc.	241,299	4,997
Peoples Energy Corp.	33,667	1,362
Sempra Energy	205,343	5,709
		24,604
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	569,038	4,979
Calpine Corp. (a)	351,716	1,621
Constellation Energy Group, Inc.	153,242	5,573
Duke Energy Corp.	830,431	15,072
Dynegy, Inc. Class A (a)	343,990	1,379
El Paso Corp.	551,396	4,047
Williams Companies, Inc.	475,590	4,851
		37,522
TOTAL UTILITIES		251,357
TOTAL COMMON STOCKS (Cost $7,813,421)		8,923,291
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 0.85% 12/4/03 (c) (Cost $9,992)	$ 10,000	$ 9,992
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.07% (b)	131,520,530	131,521
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	133,029,098	133,029
TOTAL MONEY MARKET FUNDS (Cost $264,550)		264,550
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $8,087,963)		9,197,833
NET OTHER ASSETS - (1.3)%		(119,180)
NET ASSETS - 100%		$ 9,078,653
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
64 S&P 500 E-Mini Index Contracts	Dec. 2003	$ 3,358	$ 41
581 S&P 500 Index Contracts	Dec. 2003	152,440	2,097
TOTAL EQUITY INDEX CONTRACTS		$ 155,798	$ 2,138

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,793,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $792,684,000 and $91,251,000, respectively.
Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $559,404,000 of which $56,191,000, $175,824,000 and $327,389,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,155) (cost $8,087,963) - See accompanying schedule		$ 9,197,833
Receivable for fund shares sold		10,571
Dividends receivable		11,990
Interest receivable		86
Redemption fees receivable		1
Receivable for daily variation on futures contracts		141
Prepaid expenses		43
Receivable from investment adviser for expense reductions		1,533
Other receivables		36
Total assets		9,222,234

Liabilities
Payable for investments purchased	$ 2,194
Payable for fund shares redeemed	5,366
Accrued management fee	1,784
Other payables and accrued expenses	1,208
Collateral on securities loaned, at value	133,029
Total liabilities		143,581

Net Assets		$ 9,078,653
Net Assets consist of:
Paid in capital		$ 8,417,067
Undistributed net investment income		63,822
Accumulated undistributed net realized gain (loss) on investments		(514,244)
Net unrealized appreciation (depreciation) on investments		1,112,008
Net Assets, for 124,564 shares outstanding		$ 9,078,653
Net Asset Value, offering price and redemption price per share ($9,078,653 ÷ 124,564 shares)		$ 72.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Dividends		$ 71,587
Interest		938
Security lending		103
Total income		72,628

Expenses
Management fee	$ 9,907
Transfer agent fees	5,852
Accounting and security lending fees	399
Non-interested trustees' compensation	17
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	66
Registration fees	120
Audit	37
Legal	36
Miscellaneous	32
Total expenses before reductions	16,469
Expense reductions	(8,607)	7,862
Net investment income (loss)		64,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	46,763
Futures contracts	17,273
Total net realized gain (loss)		64,036
Change in net unrealized appreciation (depreciation) on: Investment securities	1,039,581
Futures contracts	(2,286)
Total change in net unrealized appreciation (depreciation)		1,037,295
Net gain (loss)		1,101,331
Net increase (decrease) in net assets resulting from operations		$ 1,166,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,766	$ 114,205
Net realized gain (loss)	64,036	(317,066)
Change in net unrealized appreciation (depreciation)	1,037,295	(927,236)
Net increase (decrease) in net assets resulting from operations	1,166,097	(1,130,097)
Distributions to shareholders from net investment income	(35,047)	(110,889)
Share transactions Net proceeds from sales of shares	1,146,199	1,586,886
Reinvestment of distributions	32,697	102,279
Cost of shares redeemed	(501,910)	(1,599,206)
Net increase (decrease) in net assets resulting from share transactions	676,986	89,959
Redemption fees	237	653
Total increase (decrease) in net assets	1,808,273	(1,150,374)

Net Assets
Beginning of period	7,270,380	8,420,754
End of period (including undistributed net investment income of $63,822 and undistributed net investment income of $34,103, respectively)	$ 9,078,653	$ 7,270,380
Other Information Shares
Sold	16,644	25,398
Issued in reinvestment of distributions	480	1,579
Redeemed	(7,285)	(25,623)
Net increase (decrease)	9,839	1,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 63.37	$ 74.28	$ 86.16	$ 100.06	$ 92.85	$ 78.74
Income from Investment Operations
Net investment income (loss) D	.54	1.02	.96	.96	1.07	1.05
Net realized and unrealized gain (loss)	9.27	(10.95)	(11.88)	(13.90)	8.02	15.52
Total from investment operations	9.81	(9.93)	(10.92)	(12.94)	9.09	16.57
Distributions from net investment income	(.30)	(.99)	(.96)	(.97)	(1.19)	(.79)
Distributions from net realized gain	-	-	-	-	(.09)	(1.68)
Distributions in excess of net realized gain	-	-	-	-	(.61)	-
Total distributions	(.30)	(.99)	(.96)	(.97)	(1.89)	(2.47)
Redemption fees added to paid in capital D	- F	.01	- F	.01	.01	.01
Net asset value, end of period	$ 72.88	$ 63.37	$ 74.28	$ 86.16	$ 100.06	$ 92.85
Total Return B, C	15.51%	(13.38)%	(12.77)%	(13.02)%	9.91%	21.68%
Ratios to Average Net Assets E
Expenses before expense reductions	.40% A	.41%	.39%	.38%	.38%	.40%
Expenses net of voluntary waivers, if any	.19% A	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.19% A	.19%	.19%	.19%	.19%	.19%
Net investment income (loss)	1.57% A	1.62%	1.21%	1.02%	1.12%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 9,079	$ 7,270	$ 8,421	$ 9,232	$ 10,069	$ 8,668
Portfolio turnover rate	2% A	9%	4%	5%	8%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan 500 Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,388,653	|
Unrealized depreciation	(1,291,482)
Net unrealized appreciation (depreciation)	$ 1,097,171
Cost for federal income tax purposes	$ 8,100,662

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annualized rate of .24% of the fund's average net assets.

Sub-Adviser. Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $875 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $8,605.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Fidelity's Index Funds

Fidelity® Nasdaq Composite Index® Fund

Four-In-One Index Fund

Spartan® Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMI-USAN-1203
1.784866.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 19, 2003